UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 06/30/2014

Item 1 – Report to Stockholders

Master Extended Market Index Series of Quantitative Master Series LLC

Semi-Annual Report, June 30, 2014

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•	For the six-month period ended June 30, 2014, Master Extended Market Index Series (the “Master Series”), a series of Quantitative Master Series LLC, returned 6.19% while the benchmark Dow Jones U.S. Completion Total Stock Market IndexSM (the “Benchmark Index”) returned 6.20%.

Describe the market environment.

  Despite high valuations resulting from last year’s strong rally, investors continued to favor equities in the first half of 2014, pushing major indices to record highs during the period. However, not all segments of the market advanced as many of last year’s winners struggled, including many biotechnology and internet-related companies as well as retailers. Broadly speaking, the year 2014 brought a swift reversal away from the prevailing momentum stocks of 2013 and a rotation from growth to value stocks. Additionally, market volatility remained well below historical norms, a trend that has continued for several quarters, suggesting that investors have become complacent in an environment where easy monetary conditions and low default rates have served to counteract growing geopolitical risk.

  The year got off to a rocky start, however, as heightened risks in emerging markets compelled investors to pull back from risk assets generally. A number of emerging economies struggled with currency weakness, debt problems and uneven growth rates while facing the broader headwind of diminishing global liquidity as the Fed began tapering its stimulus program. Signs of further deceleration in Chinese economic growth were particularly worrisome. Meanwhile, disappointing corporate earnings reports and softer economic data in the United States, also contributed to the sell-off in equities.

  U.S. equities were back on the rise in February due in part to positive developments in Washington, D.C. Fiscal uncertainty abated with the extension of the U.S. debt ceiling. Additionally, investors were encouraged by market-friendly comments from the new Fed Chairwoman, Janet Yellen. Although U.S. economic data had weakened, most investors viewed this recent trend as temporary and continued to take on U.S. equity risk given expectations that growth would pick up later in the year.

  Market volatility increased in March due to rising tensions between Russia and Ukraine over the disputed region of Crimea. Investors feared the impact of potential international sanctions and the threat of rising oil prices. More evidence of decelerating growth in China added to the air of uncertainty. Yet, markets were resilient as investors turned their focus to improving U.S. economic data, positive corporate earnings surprises and increased merger and acquisition activity. Dovish comments from the Fed also helped push U.S. stocks higher.

1

  Escalating violence in Iraq pushed oil prices sharply higher in June, causing stock prices to fall as investors were reminded of the broader risk that instability in the Middle East and Africa poses to global oil production. However, a steady stream of mergers and acquisitions again took center stage and, against the backdrop of ongoing Fed stimulus, U.S. equities quickly resumed their upward course.

  As the global economy continued its slow recovery, improving U.S. data garnered a good deal of investors’ attention during the period. Following a first quarter of disappointing economic reports, better data in the second quarter ultimately confirmed that the recent weakness had been temporary and largely weather-related. In June, revised gross domestic product (“GDP”) numbers revealed that the U.S. economy had contracted much more than expected in the first quarter. While this news came as a surprise, it was no longer important as compared to more recent data showing improvements in the labor market and manufacturing. Nonetheless, a low labor participation rate, anemic wage growth and lackluster consumption continued to weigh on U.S. growth. While the global recovery has remained generally on track, mixed economic reports in the first half of the year resulted in the World Bank lowering its 2014 global growth forecast to 2.8% in June from its January forecast of 3.2%.

Describe recent portfolio activity.

  During the period, as changes were made to the composition of the Benchmark Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the Benchmark Index.

Describe portfolio positioning at period end.

  The Series remains positioned to match the risk characteristics of the Benchmark Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Portfolio Information as of June 30, 2014	Master Extended Market Index Series

Percent of Long-Term Investments

Sector Allocation
Financials	22%
Industrial	16
Technology	16
Consumer Discretionary	15
Health Care	12
Energy	7
Materials	5
Utilities	3
Consumer Staples	3
Telecommunications	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	3

Schedule of Investments June 30, 2014 (Unaudited)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.6%
AAR Corp.	5,805	$159,986
Aerovironment, Inc. (a)	3,079	97,912
Alliant Techsystems, Inc.	4,758	637,191
Arotech Corp. (a)	4,334	19,330
Astronics Corp. (a)	2,570	145,076
Astrotech Corp. (a)(b)	5,505	17,506
BE Aerospace, Inc. (a)	14,914	1,379,396
CPI Aerostructures, Inc. (a)	2,530	32,055
Cubic Corp.	3,267	145,414
Curtiss-Wright Corp.	7,230	473,999
Ducommun, Inc. (a)	1,874	48,968
Esterline Technologies Corp. (a)	4,736	545,208
Exelis, Inc.	27,713	470,567
GenCorp, Inc. (a)	10,203	194,877
HEICO Corp.	950	49,343
HEICO Corp., Class A	7,676	311,646
Hexcel Corp. (a)	15,177	620,739
Huntington Ingalls Industries, Inc.	7,486	708,101
Innovative Solutions & Support, Inc. (a)	4,600	34,224
Kratos Defense & Security Solutions, Inc. (a)	9,451	73,718
LMI Aerospace, Inc. (a)	2,720	35,578
Mantech International Corp., Class A	2,988	88,206
Moog, Inc., Class A (a)	6,702	488,509
Orbital Sciences Corp. (a)	9,185	271,417
RBC Bearings, Inc.	3,523	225,648
Smith & Wesson Holding Corp. (a)(b)	10,248	149,006
Spirit Aerosystems Holdings, Inc., Class A (a)	16,468	554,972
Sturm Ruger & Co., Inc.	3,052	180,098
Taser International, Inc. (a)	8,573	114,021
Teledyne Technologies, Inc. (a)	5,614	545,512
TransDigm Group, Inc.	7,629	1,276,026
Triumph Group, Inc.	7,929	553,603
VSE Corp.	644	45,286

		10,693,138

Alternative Energy — 0.2%
Amyris, Inc. (a)(b)	8,820	32,899
Ascent Solar Technologies, Inc. (a)	7,427	3,119
BioFuel Energy Corp. (a)	1,380	9,481
FuelCell Energy, Inc. (a)(b)	35,334	84,802
Green Plains Renewable Energy, Inc.	4,822	158,499
GreenHunter Energy, Inc. (a)(b)	13,315	26,364
GT Advanced Technologies, Inc. (a)	20,722	385,429
KiOR, Inc., Class A (a)(b)	7,210	2,596
Ocean Power Technologies, Inc. (a)	3,549	5,820
Plug Power, Inc. (a)(b)	24,367	114,038
Common Stocks	Shares	Value

Alternative Energy (concluded)
REX American Resources Corp. (a)	904	$66,272
Solazyme, Inc. (a)	9,331	109,919
STR Holdings, Inc. (a)	5,106	6,893
SunPower Corp. (a)	6,353	260,346

		1,266,477

Automobiles & Parts — 2.2%
Allison Transmission Holdings, Inc.	24,733	769,196
American Axle & Manufacturing Holdings, Inc. (a)	10,606	200,347
Autoliv, Inc.	14,109	1,503,737
Cooper Tire & Rubber Co.	8,969	269,070
Dana Holding Corp.	23,275	568,375
Dorman Products, Inc. (a)	4,690	231,311
Federal-Mogul Corp. (a)	5,025	101,656
Fuel Systems Solutions, Inc. (a)	2,169	24,163
Gentex Corp.	21,640	629,508
Gentherm, Inc. (a)	5,624	249,987
Lear Corp.	12,455	1,112,481
LKQ Corp. (a)	45,263	1,208,069
LoJack Corp. (a)	3,917	21,269
Modine Manufacturing Co. (a)	7,575	119,231
Motorcar Parts of America, Inc. (a)	3,112	75,777
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)	4,195	24,247
Shiloh Industries, Inc. (a)	1,088	20,084
Standard Motor Products, Inc.	3,134	139,996
Stoneridge, Inc. (a)	4,259	45,656
Strattec Security Corp.	573	36,953
Superior Industries International, Inc.	3,069	63,283
Tenneco, Inc. (a)	9,140	600,498
Tesla Motors, Inc. (a)	12,502	3,001,230
Titan International, Inc.	8,211	138,109
TRW Automotive Holdings Corp. (a)	17,156	1,535,805
U.S. Auto Parts Network, Inc. (a)	7,139	25,772
Visteon Corp. (a)	7,470	724,665
WABCO Holdings, Inc. (a)	9,266	989,794

		14,430,269

Banks — 5.0%
1st Source Corp.	1,862	57,014
1st United Bancorp, Inc.	6,012	51,823
Ameriana Bancorp	1,956	28,851
American National Bankshares, Inc.	1,548	33,638
Ameris Bancorp (a)	4,563	98,378
Ames National Corp.	1,856	42,948
Arrow Financial Corp.	2,181	56,575
Associated Banc-Corp	23,117	417,955
Astoria Financial Corp.	12,497	168,085

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	4

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Banc of California, Inc.	4,690	$51,121
Bancfirst Corp.	770	47,663
Bancorp of New Jersey, Inc.	2,128	27,238
The Bancorp, Inc. (a)	6,671	79,452
BancorpSouth, Inc.	12,576	308,992
Bank Mutual Corp.	7,238	41,980
Bank of Hawaii Corp.	6,398	375,499
The Bank of Kentucky Financial Corp.	1,025	35,660
Bank of Marin Bancorp	972	44,313
Bank of the Ozarks, Inc.	9,642	322,525
BankFinancial Corp.	4,459	49,762
BankUnited, Inc.	15,096	505,414
Banner Corp.	3,084	122,219
Bar Harbor Bankshares	1,972	54,979
BCB Bancorp, Inc.	2,823	38,167
Bear State Financial, Inc. (a)	2,336	20,744
Beneficial Mutual Bancorp, Inc. (a)	5,424	73,549
Berkshire Hills Bancorp, Inc.	3,819	88,677
BofI Holding, Inc. (a)	2,046	150,320
BOK Financial Corp.	2,663	177,356
Boston Private Financial Holdings, Inc.	12,591	169,223
Bridge Bancorp, Inc.	2,106	50,523
Bridge Capital Holdings (a)	2,653	64,229
Brookline Bancorp, Inc.	10,701	100,268
Bryn Mawr Bank Corp.	2,814	81,944
California First National Bancorp	882	12,948
Camden National Corp.	1,176	45,582
Cape Bancorp, Inc.	3,648	39,143
Capital Bank Financial Corp., Class A (a)	7,396	174,620
Capital City Bank Group, Inc.	1,923	27,941
Capitol Federal Financial, Inc.	18,962	230,578
Cardinal Financial Corp.	4,985	92,023
Cascade Bancorp (a)	6,367	33,172
Cathay General Bancorp	11,164	285,352
Centerstate Banks, Inc.	6,618	74,122
Central Pacific Financial Corp.	5,017	99,587
Century Bancorp, Inc., Class A	627	22,158
Chemical Financial Corp.	4,344	121,980
Chicopee Bancorp, Inc.	2,061	34,810
Citizens & Northern Corp.	2,446	47,673
City Holding Co.	2,320	104,678
City National Corp.	6,997	530,093
Clifton Bancorp, Inc.	1,974	25,011
CNB Financial Corp.	2,402	40,354
CoBiz Financial, Inc.	5,743	61,852
Colony Bankcorp, Inc. (a)	750	4,733
Columbia Banking System, Inc.	7,682	202,113
Commerce Bancshares, Inc.	11,867	551,815
Community Bank System, Inc.	6,000	217,200
Community Trust Bancorp, Inc.	2,381	81,478
Common Stocks	Shares	Value

Banks (continued)
CommunityOne Bancorp (a)	2,905	$28,179
ConnectOne Bancorp, Inc.	2,856	54,921
Cullen/Frost Bankers, Inc.	7,719	613,043
CVB Financial Corp.	13,798	221,182
Dime Community Bancshares, Inc.	4,654	73,487
Doral Financial Corp. (a)	2,686	11,604
Eagle Bancorp, Inc. (a)	3,931	132,671
East West Bancorp, Inc.	21,180	741,088
Eastern Virginia Bankshares, Inc. (a)	2,546	16,294
Enterprise Bancorp, Inc.	1,296	26,736
Enterprise Financial Services Corp.	3,330	60,140
ESB Financial Corp.	2,374	30,720
ESSA Bancorp, Inc.	1,863	20,735
Farmers Capital Bank Corp. (a)	1,489	33,637
Fidelity Southern Corp.	3,412	44,322
Financial Institutions, Inc.	2,187	51,220
First Bancorp, Inc.	2,216	38,691
First Bancorp, North Carolina	3,105	56,977
First Bancorp, Puerto Rico (a)	15,663	85,207
First Busey Corp.	11,407	66,275
First Citizens Banc Corp.	1,968	17,732
First Citizens BancShares, Inc., Class A	891	218,295
First Commonwealth Financial Corp.	13,854	127,734
First Community Bancshares, Inc.	2,730	39,121
First Connecticut Bancorp, Inc.	3,213	51,569
First Defiance Financial Corp.	1,535	44,055
First Financial Bancorp	8,783	151,155
First Financial Bankshares, Inc.	8,954	280,887
First Financial Corp.	1,437	46,257
First Financial Northwest, Inc.	2,894	31,458
First Financial Service Corp. (a)	968	3,543
First Horizon National Corp.	35,219	417,697
First Interstate Bancsystem, Inc.	3,171	86,188
First Merchants Corp.	5,697	120,435
First Midwest Bancorp, Inc.	11,345	193,205
First Niagara Financial Group, Inc.	52,329	457,355
The First of Long Island Corp.	1,491	58,268
First Republic Bank	18,658	1,026,003
First Security Group, Inc. (a)	12,751	27,670
First South Bancorp, Inc.	3,052	24,385
First United Corp. (a)	1,784	15,646
FirstMerit Corp.	24,109	476,153
Flagstar Bancorp, Inc. (a)	3,391	61,377
Flushing Financial Corp.	4,602	94,571
FNB Corp.	23,424	300,296
Fox Chase Bancorp, Inc.	2,566	43,263
Franklin Financial Corp. (a)	2,485	53,924
Fulton Financial Corp.	27,244	337,553
German American Bancorp, Inc.	2,176	58,926
Glacier Bancorp, Inc.	11,127	315,784

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	5

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Great Southern Bancorp, Inc.	1,408	$45,126
Guaranty Bancorp	3,814	53,015
Hampton Roads Bankshares, Inc. (a)	17,624	30,490
Hancock Holding Co.	11,857	418,789
Hanmi Financial Corp.	5,135	108,246
Hawthorn Bancshares, Inc.	1,242	15,547
Heartland Financial USA, Inc.	2,048	50,647
Heritage Commerce Corp.	4,396	35,915
Heritage Financial Corp.	5,226	84,086
HMN Financial, Inc. (a)	1,907	20,977
Home Bancorp, Inc. (a)	1,779	39,174
Home BancShares, Inc.	7,170	235,319
Home Loan Servicing Solutions Ltd.	11,237	255,417
HomeTrust Bancshares, Inc. (a)	3,179	50,133
Horizon Bancorp	1,338	29,222
Hudson Valley Holding Corp.	2,386	43,067
Huntington Bancshares, Inc.	7	67
Iberiabank Corp.	4,573	316,406
Independent Bank Corp./MA	3,467	133,063
Independent Bank Corp./MI	4,633	59,627
International Bancshares Corp.	8,295	223,965
Intervest Bancshares Corp.	4,029	31,184
Investors Bancorp, Inc.	50,255	555,318
Kearny Financial Corp. (a)	3,257	49,311
Lakeland Bancorp, Inc.	5,519	59,605
Lakeland Financial Corp.	2,532	96,621
Macatawa Bank Corp.	6,531	33,112
MainSource Financial Group, Inc.	3,542	61,099
MB Financial, Inc.	8,276	223,866
Mercantile Bank Corp.	2,713	62,073
Merchants Bancshares, Inc.	1,163	37,193
Metro Bancorp, Inc. (a)	2,347	54,263
MidSouth Bancorp, Inc.	1,608	31,983
MidWestOne Financial Group, Inc.	1,520	36,465
MutualFirst Financial, Inc.	1,697	32,379
NASB Financial, Inc.	821	19,417
National Bankshares, Inc.	1,269	39,199
National Penn Bancshares, Inc.	16,473	174,284
NBT Bancorp, Inc.	6,330	152,047
New York Community Bancorp, Inc.	65,278	1,043,142
NewBridge Bancorp (a)	5,756	46,393
North Valley Bancorp (a)	1,795	39,113
Northfield Bancorp, Inc.	10,182	133,486
Northrim BanCorp, Inc.	1,270	32,474
Northwest Bancshares, Inc.	13,479	182,910
Norwood Financial Corp.	859	24,482
OceanFirst Financial Corp.	2,337	38,701
OFG Bancorp	7,031	129,441
Ohio Valley Banc Corp.	934	21,370
Old National Bancorp	14,444	206,260
Common Stocks	Shares	Value

Banks (continued)
Old Second Bancorp, Inc. (a)	3,649	$18,136
OmniAmerican Bancorp, Inc.	2,365	59,125
Oritani Financial Corp.	6,327	97,373
Orrstown Financial Services, Inc. (a)	2,093	34,618
Pacific Continental Corp.	3,334	45,776
PacWest Bancorp	14,236	614,568
Park National Corp.	2,070	159,804
Park Sterling Corp.	9,934	65,465
Peapack Gladstone Financial Corp.	2,063	43,756
Penns Woods Bancorp, Inc.	1,050	49,455
Peoples Bancorp of North Carolina, Inc.	1,497	24,281
Peoples Bancorp, Inc.	1,815	48,007
Peoples Financial Corp.	1,245	16,969
Pinnacle Financial Partners, Inc.	5,231	206,520
Popular, Inc. (a)	15,045	514,238
Porter Bancorp, Inc. (a)	1,044	1,096
Preferred Bank (a)	2,659	62,859
PrivateBancorp, Inc.	10,307	299,521
Prosperity Bancshares, Inc.	8,397	525,652
Provident Financial Holdings, Inc.	1,737	25,256
Provident Financial Services, Inc.	7,911	137,019
Pulaski Financial Corp.	2,837	32,342
Renasant Corp.	4,800	139,536
Republic Bancorp, Inc., Class A	1,667	39,541
Republic First Bancorp, Inc. (a)	6,390	32,206
Riverview Bancorp, Inc. (a)	4,146	16,086
Royal Bancshares of Pennsylvania, Inc., Class A (a)	3,261	5,707
S&T Bancorp, Inc.	4,337	107,774
Sandy Spring Bancorp, Inc.	3,931	97,921
Seacoast Banking Corp. of Florida (a)	4,359	47,382
Shore Bancshares, Inc. (a)	3,680	33,157
Sierra Bancorp	1,921	30,352
Signature Bank (a)	7,570	955,183
Simmons First National Corp., Class A	2,584	101,784
South State Corp.	3,642	222,162
Southside Bancshares, Inc.	2,898	83,926
Southwest Bancorp, Inc.	3,310	56,469
State Bank Financial Corp.	5,576	94,290
Sterling Bancorp	12,155	145,860
Stock Yards Bancorp, Inc.	2,255	67,424
Suffolk Bancorp (a)	2,452	54,704
Summit Financial Group, Inc. (a)	1,593	16,950
Sun Bancorp, Inc. (a)	11,461	45,959
Susquehanna Bancshares, Inc.	26,929	284,370
SVB Financial Group (a)	7,508	875,583
Synovus Financial Corp.	20,664	503,788
Taylor Capital Group, Inc. (a)	3,018	64,525

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	6

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (concluded)
TCF Financial Corp.	24,331	$398,298
Territorial Bancorp, Inc.	1,901	39,693
Texas Capital Bancshares, Inc. (a)	6,543	352,995
TFS Financial Corp. (a)	12,496	178,193
Tompkins Financial Corp.	1,745	84,074
TowneBank	5,248	82,446
Trico Bancshares	2,123	49,126
TrustCo Bank Corp. NY	15,282	102,084
Trustmark Corp.	9,562	236,086
UMB Financial Corp.	5,344	338,756
Umpqua Holdings Corp.	25,096	449,720
Union Bankshares Corp.	7,174	184,013
United Bancorp, Inc.	3,115	25,356
United Bankshares, Inc.	9,006	291,164
United Community Banks, Inc.	6,361	104,130
United Community Financial Corp. (a)	11,244	46,438
United Financial Bancorp, Inc.	7,872	106,666
United Security Bancshares (a)	3,745	20,822
Univest Corp. of Pennsylvania	2,482	51,377
Valley National Bancorp	29,356	290,918
ViewPoint Financial Group, Inc.	5,686	153,010
Washington Federal, Inc.	14,524	325,773
Washington Trust Bancorp, Inc.	2,302	84,645
Waterstone Financial, Inc.	3,280	37,425
Webster Financial Corp.	13,469	424,812
WesBanco, Inc.	4,185	129,902
West BanCorp., Inc.	3,190	48,584
Westamerica BanCorp	3,883	203,003
Western Alliance Bancorp (a)	12,099	287,956
Westfield Financial, Inc.	3,799	28,341
Wilshire Bancorp, Inc.	11,170	114,716
Wintrust Financial Corp.	6,915	318,090
WSFS Financial Corp.	1,272	93,708
Yadkin Financial Corp. (a)	2,663	50,171

		33,618,189

Beverages — 0.1%
The Boston Beer Co., Inc., Class A (a)	1,307	292,141
Coca-Cola Bottling Co. Consolidated	775	57,094
Craft Brew Alliance, Inc. (a)	2,600	28,756
National Beverage Corp. (a)	2,243	42,437
Primo Water Corp. (a)	5,635	26,879
Willamette Valley Vineyards, Inc. (a)	2,312	13,479

		460,786

Chemicals — 2.6%
A. Schulman, Inc.	4,114	159,212
Aceto Corp.	4,209	76,351
Albemarle Corp.	11,973	856,069
Common Stocks	Shares	Value

Chemicals (continued)
American Vanguard Corp.	3,882	$51,320
Ashland, Inc.	10,680	1,161,343
Axiall Corp.	10,570	499,644
Balchem Corp.	4,756	254,731
Cabot Corp.	8,564	496,626
Calgon Carbon Corp. (a)	8,315	185,674
Cambrex Corp. (a)	5,504	113,933
Celanese Corp., Series A	23,424	1,505,695
Chase Corp.	1,295	44,211
Chemtura Corp. (a)	14,338	374,652
Codexis, Inc. (a)	4,978	7,268
Cytec Industries, Inc.	5,327	561,572
Ferro Corp. (a)	13,356	167,751
FutureFuel Corp.	3,639	60,371
Hawkins, Inc.	1,451	53,890
HB Fuller Co.	7,355	353,775
Huntsman Corp.	29,011	815,209
Innophos Holdings, Inc.	3,222	185,491
Innospec, Inc.	3,555	153,469
Intrepid Potash, Inc. (a)	8,200	137,432
KMG Chemicals, Inc.	1,469	26,413
Koppers Holdings, Inc.	3,035	116,089
Kraton Performance Polymers, Inc. (a)	5,043	112,913
Kronos Worldwide, Inc.	2,763	43,296
LSB Industries, Inc. (a)	2,939	122,468
Metabolix, Inc. (a)	4,583	3,987
Minerals Technologies, Inc.	5,134	336,688
NewMarket Corp.	1,690	662,666
NL Industries, Inc.	1,227	11,399
Olin Corp.	11,770	316,848
OM Group, Inc.	4,674	151,578
OMNOVA Solutions, Inc. (a)	8,090	73,538
Penford Corp. (a)	2,295	29,445
Platform Specialty Products Corp. (a)	13,235	370,977
PolyOne Corp.	14,307	602,897
Polypore International, Inc. (a)	7,172	342,320
Quaker Chemical Corp.	1,917	147,206
Rayonier Advanced Materials, Inc. (a)	6,271	243,001
Rentech, Inc. (a)	30,656	79,399
Rockwood Holdings, Inc.	11,231	853,444
RPM International, Inc.	19,759	912,471
Senomyx, Inc. (a)	8,959	77,495
Sensient Technologies Corp.	7,362	410,211
Stepan Co.	2,813	148,695
TOR Minerals International, Inc. (a)	1,000	9,990
Tredegar Corp.	3,711	86,875
Tronox Ltd., Class A	9,444	254,044
Valhi, Inc.	3,291	21,128
The Valspar Corp.	11,861	903,690
Westlake Chemical Corp.	5,836	488,823

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	7

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals (concluded)
WR Grace & Co. (a)	11,611	$1,097,588
Zagg, Inc. (a)	5,548	30,126
Zep, Inc.	3,420	60,397

		17,423,794

Construction & Materials — 2.5%
AAON, Inc.	4,282	143,533
Acuity Brands, Inc.	6,487	896,828
AECOM Technology Corp. (a)	14,823	477,301
Aegion Corp. (a)	5,959	138,666
Ameresco, Inc., Class A (a)	4,419	31,066
American DG Energy, Inc. (a)	7,238	13,028
American Woodmark Corp. (a)	2,023	64,473
AO Smith Corp.	11,341	562,287
Apogee Enterprises, Inc.	4,359	151,955
Argan, Inc.	1,758	65,556
Armstrong World Industries, Inc. (a)	6,693	384,379
BlueLinx Holdings, Inc. (a)	17,834	24,968
Builders FirstSource, Inc. (a)	9,072	67,859
Chicago Bridge & Iron Co. NV	16,172	1,102,930
Eagle Materials, Inc.	7,657	721,902
EMCOR Group, Inc.	9,909	441,248
Fortune Brands Home & Security, Inc.	25,114	1,002,802
Foster Wheeler AG	14,634	498,580
Generac Holdings, Inc. (a)	10,329	503,435
Gibraltar Industries, Inc. (a)	4,428	68,678
Granite Construction, Inc.	5,285	190,154
Great Lakes Dredge & Dock Corp. (a)	9,666	77,231
Griffon Corp.	6,030	74,772
Headwaters, Inc. (a)	12,367	171,778
Hill International, Inc. (a)	5,539	34,508
Insteel Industries, Inc.	2,430	47,749
Integrated Electrical Services, Inc. (a)	2,175	14,225
Inteliquent, Inc.	5,525	76,632
KBR, Inc.	21,841	520,908
Layne Christensen Co. (a)	3,913	52,043
LB Foster Co., Class A	1,479	80,043
Lennox International, Inc.	6,741	603,791
Louisiana-Pacific Corp. (a)	21,467	322,434
Martin Marietta Materials, Inc.	6,845	903,882
MasTec, Inc. (a)	9,152	282,065
MDU Resources Group, Inc.	28,179	989,083
Mueller Water Products, Inc., Series A	23,943	206,868
MYR Group, Inc. (a)	3,640	92,201
NCI Building Systems, Inc. (a)	5,071	98,530
Nortek, Inc. (a)	2,608	234,094
Northwest Pipe Co. (a)	1,680	67,754
Omega Flex, Inc.	1,009	19,797
Common Stocks	Shares	Value

Construction & Materials (concluded)
Orion Marine Group, Inc. (a)	5,034	$54,518
Owens Corning	16,373	633,308
PGT, Inc. (a)	6,280	53,192
Pike Corp. (a)	4,565	40,902
Primoris Services Corp.	5,751	165,859
Quanex Building Products Corp.	5,802	103,682
Simpson Manufacturing Co., Inc.	5,710	207,616
Sterling Construction Co., Inc. (a)	4,288	40,221
Texas Industries, Inc. (a)	3,313	305,989
Thermon Group Holdings, Inc. (a)	5,070	133,442
TRC Cos., Inc. (a)	3,961	24,637
Trex Co., Inc. (a)	4,838	139,431
Tutor Perini Corp. (a)	5,832	185,108
Universal Forest Products, Inc.	2,945	142,155
USG Corp. (a)	14,134	425,857
Valmont Industries, Inc.	3,941	598,835
Watsco, Inc.	3,907	401,483
Watts Water Technologies, Inc., Class A	3,991	246,364

		16,424,615

Electricity — 1.5%
ALLETE, Inc.	5,910	303,478
Alliant Energy Corp.	16,588	1,009,546
Alteva	2,831	19,534
Black Hills Corp.	6,821	418,741
Calpine Corp. (a)	53,183	1,266,287
Cleco Corp.	8,932	526,541
Covanta Holding Corp.	19,269	397,134
Dynegy, Inc. (a)	15,203	529,064
El Paso Electric Co.	6,267	251,996
The Empire District Electric Co.	7,217	185,332
Great Plains Energy, Inc.	23,312	626,393
Hawaiian Electric Industries, Inc. (b)	14,355	363,469
IDACORP, Inc.	7,426	429,446
ITC Holdings Corp.	24,446	891,790
MGE Energy, Inc.	5,145	203,279
NorthWestern Corp.	5,838	304,685
Ormat Technologies, Inc.	3,208	92,487
Portland General Electric Co.	11,667	404,495
UIL Holdings Corp.	9,098	352,184
Unitil Corp.	3,102	104,941
UNS Energy Corp.	6,385	385,718
US Geothermal, Inc. (a)	23,727	14,236
Westar Energy, Inc.	19,630	749,670

		9,830,446

Electronic & Electrical Equipment — 2.8%
The Active Power, Inc. (a)	4,854	13,397
Adept Technology, Inc. (a)	3,068	32,183
Aeroflex Holding Corp. (a)	3,277	34,408
Allied Motion Technologies, Inc.	1,620	23,458

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	8

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electronic & Electrical Equipment (continued)
Altair Nanotechnologies, Inc. (a)	3,315	$11,370
American Science & Engineering, Inc.	1,261	87,753
American Superconductor Corp. (a)	12,785	20,840
Anixter International, Inc.	3,908	391,074
API Technologies Corp. (a)(b)	9,858	27,011
Arrow Electronics, Inc. (a)	14,790	893,464
Avnet, Inc.	20,214	895,682
AVX Corp.	6,474	85,975
AZZ, Inc.	3,732	171,971
Badger Meter, Inc.	2,135	112,408
Ballantyne Strong, Inc. (a)	3,001	12,544
Bel Fuse, Inc., Class B	2,157	55,370
Belden, Inc.	6,512	508,978
Benchmark Electronics, Inc. (a)	8,089	206,108
Brady Corp., Class A	6,689	199,800
Capstone Turbine Corp. (a)(b)	55,452	83,733
Checkpoint Systems, Inc. (a)	6,943	97,133
Cognex Corp. (a)	12,565	482,496
Coherent, Inc. (a)	3,792	250,917
CTS Corp.	5,283	98,792
CyberOptics Corp. (a)	3,269	26,119
Daktronics, Inc.	6,043	72,033
Echelon Corp. (a)	8,684	21,102
Electro Rent Corp.	3,274	54,774
Electro Scientific Industries, Inc.	4,035	27,478
eMagin Corp. (a)	6,450	14,383
Encore Wire Corp.	2,783	136,478
EnerNOC, Inc. (a)	4,406	83,494
EnerSys, Inc.	7,005	481,874
ESCO Technologies, Inc.	3,900	135,096
Fabrinet (a)	4,476	92,206
FARO Technologies, Inc. (a)	2,690	132,133
FEI Co.	6,387	579,492
General Cable Corp.	7,113	182,520
GrafTech International Ltd. (a)	17,533	183,395
Greatbatch, Inc. (a)	3,828	187,802
Houston Wire & Cable Co.	3,110	38,595
Hubbell, Inc., Class B	7,866	968,698
II-VI, Inc. (a)	8,445	122,115
Intevac, Inc. (a)	5,485	43,935
IntriCon Corp. (a)	2,740	23,482
IPG Photonics Corp. (a)	5,300	364,640
Itron, Inc. (a)	5,925	240,259
Kemet Corp. (a)	8,847	50,870
Knowles Corp. (a)	12,921	397,192
Landauer, Inc.	1,837	77,154
Lightpath Technologies, Inc., Class A (a)	6,052	8,231
Lime Energy Co. (a)	559	1,437
Littelfuse, Inc.	3,360	312,312
LSI Industries, Inc.	3,465	27,651
Common Stocks	Shares	Value

Electronic & Electrical Equipment (concluded)
Magnetek, Inc. (a)	992	$23,659
Maxwell Technologies, Inc. (a)	6,063	91,733
Measurement Specialties, Inc. (a)	2,456	211,388
Methode Electronics, Inc.	5,454	208,397
Mettler-Toledo International, Inc. (a)	4,453	1,127,411
Microvision, Inc. (a)	6,506	13,077
MTS Systems Corp.	2,372	160,727
Multi-Fineline Electronix, Inc. (a)	1,537	16,968
NAPCO Security Technologies, Inc. (a)	4,500	24,435
National Instruments Corp.	14,741	477,461
Newport Corp. (a)	6,575	121,637
NVE Corp. (a)	1,048	58,258
Orion Energy Systems, Inc. (a)	3,967	16,146
OSI Systems, Inc. (a)	2,898	193,441
Park Electrochemical Corp.	3,206	90,441
Planar Systems, Inc. (a)	5,103	12,502
Plexus Corp. (a)	5,139	222,467
Powell Industries, Inc.	1,398	91,401
Regal-Beloit Corp.	6,524	512,525
Research Frontiers, Inc. (a)	5,552	33,645
Richardson Electronics Ltd.	1,792	18,762
Rofin-Sinar Technologies, Inc. (a)	4,390	105,536
Rogers Corp. (a)	2,784	184,718
Rubicon Technology, Inc. (a)	4,201	36,759
Sanmina Corp. (a)	12,679	288,828
Sensata Technologies Holding NV (a)	23,164	1,083,612
Servotronics, Inc.	743	5,127
Sigmatron International, Inc. (a)	1,793	21,624
SL Industries, Inc. (a)	750	22,125
Synthesis Energy Systems, Inc. (a)	15,521	29,179
Trimble Navigation Ltd. (a)	39,035	1,442,343
TTM Technologies, Inc. (a)	8,600	70,520
Turtle Beach Corp. (a)	2,949	27,249
Ultralife Corp. (a)	2,116	8,125
Universal Display Corp. (a)	6,645	213,304
UQM Technologies, Inc. (a)	6,928	15,727
Veeco Instruments, Inc. (a)	5,928	220,877
Viasystems Group, Inc. (a)	1,392	15,159
Vicor Corp. (a)	3,482	29,179
Vishay Intertechnology, Inc.	20,353	315,268
Vishay Precision Group, Inc. (a)	2,569	42,286
WESCO International, Inc. (a)	6,589	569,158
Zebra Technologies Corp., Class A (a)	7,616	626,949

		18,983,948

Financial Services — 3.0%
Ally Financial, Inc. (a)	14,581	348,632
Artisan Partners Asset Management, Inc.	5,369	304,315

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	9

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Financial Services (continued)
Asta Funding, Inc. (a)	2,169	$17,894
Atlanticus Holdings Corp. (a)	1,465	4,102
BBCN Bancorp, Inc.	12,322	196,536
BGC Partners, Inc., Class A	26,284	195,553
Blackhawk Network Holdings, Inc. (a)	6,216	166,900
Calamos Asset Management, Inc., Class A	3,145	42,112
Cash America International, Inc.	4,166	185,095
CBOE Holdings, Inc.	12,992	639,336
CIFC Corp.	2,496	22,489
CIT Group, Inc.	29,839	1,365,433
Cohen & Steers, Inc.	2,805	121,681
Cowen Group, Inc., Class A (a)	18,550	78,281
Credit Acceptance Corp. (a)	1,578	194,252
Diamond Hill Investment Group, Inc.	489	62,455
Eaton Vance Corp.	18,548	700,929
Encore Capital Group, Inc. (a)	3,846	174,685
EverBank Financial Corp.	13,176	265,628
Evercore Partners, Inc., Class A	5,234	301,688
Ezcorp, Inc., Class A (a)	8,763	101,213
FBR & Co. (a)	1,765	47,884
Federal Agricultural Mortgage Corp., Class C	1,972	61,290
Federated Investors, Inc., Class B (c)	14,493	448,124
Fidelity National Financial, Inc., Class A	41,184	1,349,188
Financial Engines, Inc.	7,990	361,787
First Cash Financial Services, Inc. (a)	4,540	261,459
The First Marblehead Corp. (a)	3,671	19,273
FXCM, Inc.	6,290	94,098
GAMCO Investors, Inc., Class A	650	53,982
GFI Group, Inc.	10,994	36,500
Gleacher & Co., Inc. (a)	1,673	17,583
Green Dot Corp., Class A (a)	5,171	98,146
Greenhill & Co., Inc.	3,945	194,291
Imperial Holdings, Inc. (a)	4,686	31,958
Institutional Financial Markets, Inc.	1,108	2,227
Interactive Brokers Group, Inc., Class A	7,197	167,618
Intersections, Inc.	3,143	15,464
INTL. FCStone, Inc. (a)	1,975	39,342
Investment Technology Group, Inc. (a)	5,930	100,098
Janus Capital Group, Inc.	22,142	276,332
JMP Group, Inc.	3,528	26,707
KCG Holdings, Inc., Class A (a)	15,031	178,568
Ladenburg Thalmann Financial Services, Inc. (a)	24,411	76,895
Common Stocks	Shares	Value

Financial Services (concluded)
LPL Financial Holdings, Inc.	12,150	$604,341
MarketAxess Holdings, Inc.	5,764	311,602
Marlin Business Services Corp.	1,640	29,832
MGIC Investment Corp. (a)	52,364	483,843
MicroFinancial, Inc.	3,823	29,552
MoneyGram International, Inc. (a)	5,436	80,072
MSCI, Inc. (a)	17,743	813,516
Nelnet, Inc., Class A	2,846	117,910
NewStar Financial, Inc. (a)	4,431	62,300
Ocwen Financial Corp. (a)	17,689	656,262
Oppenheimer Holdings, Inc., Class A	1,362	32,674
PICO Holdings, Inc. (a)	4,035	95,872
Piper Jaffray Cos. (a)	2,533	131,133
Portfolio Recovery Associates, Inc. (a)	7,652	455,524
Pzena Investment Management, Inc., Class A	3,173	35,411
Radian Group, Inc.	27,973	414,280
Raymond James Financial, Inc.	17,974	911,821
Resource America, Inc., Class A	4,370	40,859
Safeguard Scientifics, Inc. (a)	4,085	84,927
Santander Consumer USA Holdings, Inc.	12,093	235,088
SEI Investments Co.	21,016	688,694
SLM Corp.	63,982	531,690
Stewart Information Services Corp.	3,359	104,163
Stifel Financial Corp. (a)	8,982	425,298
SWS Group, Inc. (a)	4,978	36,240
TD Ameritrade Holding Corp.	34,736	1,088,974
Tree.com, Inc. (a)	1,444	42,078
US Global Investors, Inc.	2,241	7,888
Virtus Investment Partners, Inc. (a)	1,152	243,936
Voya Financial, Inc.	20,671	751,184
Waddell & Reed Financial, Inc., Class A	12,762	798,774
Walker & Dunlop, Inc. (a)	3,729	52,616
Westwood Holdings Group, Inc.	1,350	81,054
WisdomTree Investments, Inc. (a)	16,789	207,512
World Acceptance Corp. (a)(b)	1,741	132,246

		20,267,189

Fixed Line Telecommunications — 0.4%
8x8, Inc. (a)	14,330	115,786
Alaska Communications Systems Group, Inc. (a)	7,188	12,938
Cbeyond, Inc. (a)	4,409	43,870
Cincinnati Bell, Inc. (a)	34,307	134,827
Consolidated Communications Holdings, Inc.	5,989	133,195
EarthLink Holdings Corp.	22,213	82,632
Enventis Corp.	2,224	35,228

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	10

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Fixed Line Telecommunications (concluded)
Fairpoint Communications, Inc. (a)	4,215	$58,884
General Communication, Inc., Class A (a)	4,596	50,924
Hawaiian Telcom Holdco, Inc. (a)	1,381	39,511
IDT Corp., Class B	2,546	44,351
inContact, Inc. (a)	8,833	81,175
Level 3 Communications, Inc. (a)	25,530	1,121,022
Lumos Networks Corp.	3,575	51,730
Straight Path Communications, Inc., Class B (a)	3,418	34,864
tw telecom, Inc. (a)	21,377	861,707
Vonage Holdings Corp. (a)	27,561	103,354

		3,005,998

Food & Drug Retailers — 0.8%
Casey's General Stores, Inc.	5,657	397,631
The Chefs' Warehouse, Inc. (a)	3,603	71,231
Core-Mark Holding Co., Inc.	3,184	145,286
The Fresh Market, Inc. (a)	6,338	212,133
GNC Holdings, Inc., Class A	14,394	490,835
Ingles Markets, Inc., Class A	1,683	44,347
Omnicare, Inc.	15,119	1,006,472
The Pantry, Inc. (a)	3,921	63,520
PetMed Express, Inc.	3,455	46,573
Rite Aid Corp. (a)	134,909	967,298
SpartanNash Co.	5,307	111,500
Sprouts Farmers Market, Inc. (a)	14,275	467,078
Supervalu, Inc. (a)	30,827	253,398
United Natural Foods, Inc. (a)	7,456	485,386
Village Super Market, Inc., Class A	719	16,990
Vitamin Shoppe, Inc. (a)	4,670	200,903
Weis Markets, Inc.	1,485	67,909

		5,048,490

Food Producers — 1.8%
Alico, Inc.	610	22,869
The Andersons, Inc.	3,862	199,202
B&G Foods, Inc.	8,323	272,079
Boulder Brands, Inc. (a)	9,566	135,646
Bunge Ltd.	21,286	1,610,073
Cal-Maine Foods, Inc.	2,207	164,024
Calavo Growers, Inc.	2,295	77,640
Chiquita Brands International, Inc. (a)	7,588	82,330
Coffee Holding Co., Inc. (a)	1,919	13,548
Darling International, Inc. (a)	24,744	517,150
Dean Foods Co.	14,492	254,914
Diamond Foods, Inc. (a)	4,042	113,984
Farmer Bros Co. (a)	892	19,276
Flowers Foods, Inc.	26,331	555,057
Fresh Del Monte Produce, Inc.	4,740	145,281
Golden Enterprises, Inc.	941	4,046
Griffin Land & Nurseries, Inc.	1,073	31,653
Common Stocks	Shares	Value

Food Producers (concluded)
The Hain Celestial Group, Inc. (a)	7,536	$668,745
Harbinger Group, Inc. (a)	5,649	71,742
Herbalife Ltd. (b)	12,720	820,949
The Hillshire Brands Co.	18,575	1,157,222
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	11,375	853,580
J&J Snack Foods Corp.	2,141	201,511
John B Sanfilippo & Son, Inc.	1,174	31,076
Lancaster Colony Corp.	2,760	262,642
Lifeway Foods, Inc. (a)	2,119	29,624
Limoneira Co.	2,459	54,024
Mannatech, Inc. (a)	934	11,311
Medifast, Inc. (a)	2,383	72,467
MGP Ingredients, Inc.	2,244	17,862
Nature's Sunshine Products, Inc.	1,344	22,808
Nutraceutical International Corp. (a)	2,417	57,670
Nutrisystem, Inc.	4,769	81,598
Omega Protein Corp. (a)	3,642	49,822
Pilgrim's Pride Corp. (a)	9,076	248,319
Pinnacle Foods, Inc.	8,994	295,903
Post Holdings, Inc. (a)	6,559	333,919
Reliv International, Inc.	1,819	2,910
Rocky Mountain Chocolate Factory, Inc.	2,724	35,930
Sanderson Farms, Inc.	3,037	295,196
Seaboard Corp. (a)	38	114,770
Seneca Foods Corp., Class A (a)	1,057	32,344
Snyders-Lance, Inc.	7,426	196,492
Tootsie Roll Industries, Inc.	2,997	88,232
TreeHouse Foods, Inc. (a)	5,511	441,266
USANA Health Sciences, Inc. (a)	1,235	96,503
WhiteWave Foods Co., Class A (a)	26,439	855,830

		11,721,039

Forestry & Paper — 0.3%
Clearwater Paper Corp. (a)	3,372	208,120
Deltic Timber Corp.	1,826	110,327
Domtar Corp.	9,620	412,217
KapStone Paper and Packaging Corp. (a)	12,554	415,914
Neenah Paper, Inc.	2,655	141,113
PH Glatfelter Co.	6,528	173,188
Resolute Forest Products (a)	14,681	246,347
Verso Paper Corp. (a)(b)	5,754	12,083
Wausau Paper Corp.	8,251	89,276

		1,808,585

Gas, Water & Multi-Utilities — 1.5%
American States Water Co.	5,798	192,668
American Water Works Co., Inc.	25,870	1,279,271
Aqua America, Inc.	26,073	683,634

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	11

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Gas, Water & Multi-Utilities (concluded)
Artesian Resources Corp., Class A	2,012	$45,230
Atmos Energy Corp.	14,528	775,795
Avista Corp.	9,235	309,557
Cadiz, Inc. (a)	5,229	43,558
California Water Service Group	7,839	189,704
Chesapeake Utilities Corp.	1,623	115,769
Connecticut Water Service, Inc.	1,969	66,690
Delta Natural Gas Co., Inc.	2,312	50,772
EuroSite Power, Inc. (a)	723	448
Gas Natural, Inc.	4,599	48,473
Genie Energy Ltd. (a)	4,711	37,076
The Laclede Group, Inc.	5,237	254,256
Middlesex Water Co.	2,966	62,820
National Fuel Gas Co.	12,404	971,233
New Jersey Resources Corp.	5,833	333,414
Northwest Natural Gas Co.	3,833	180,726
ONE Gas, Inc.	7,857	296,602
Piedmont Natural Gas Co., Inc.	10,706	400,511
PNM Resources, Inc.	11,804	346,211
Questar Corp.	25,817	640,262
RGC Resources, Inc.	2,449	47,266
SJW Corp.	2,006	54,563
South Jersey Industries, Inc.	4,709	284,471
Southwest Gas Corp.	6,951	366,943
UGI Corp.	16,975	857,237
Vectren Corp.	12,556	533,630
WGL Holdings, Inc.	7,571	326,310

		9,795,100

General Industrials — 1.3%
Actuant Corp., Class A	10,804	373,494
AEP Industries, Inc. (a)	774	26,989
Aptargroup, Inc.	9,614	644,234
Berry Plastics Group, Inc. (a)	14,796	381,737
Carlisle Cos., Inc.	9,346	809,551
Crown Holdings, Inc. (a)	20,907	1,040,332
Graphic Packaging Holding Co. (a)	48,719	570,012
Greif, Inc., Class A	4,302	234,717
Harsco Corp.	11,862	315,885
Landec Corp. (a)	4,398	54,931
Multi-Color Corp.	2,383	95,344
Myers Industries, Inc.	4,025	80,862
Otter Tail Corp.	5,434	164,596
Packaging Corp. of America	14,782	1,056,765
Raven Industries, Inc.	5,522	182,999
Rexnord Corp. (a)	10,692	300,980
Rock-Tenn Co., Class A	10,725	1,132,453
Silgan Holdings, Inc.	6,377	324,079
Sonoco Products Co.	15,164	666,155
Trimas Corp. (a)	6,652	253,641
Common Stocks	Shares	Value

General Industrials (concluded)
UFP Technologies, Inc. (a)	1,471	$35,437

		8,745,193

General Retailers — 4.5%
1-800-Flowers.com, Inc., Class A (a)	3,545	20,561
Aaron's, Inc.	11,181	398,491
Abercrombie & Fitch Co., Class A	11,279	487,817
Advance Auto Parts, Inc.	10,927	1,474,271
Aéropostale, Inc. (a)	13,619	47,530
Amerco, Inc.	860	250,054
America's Car-Mart, Inc. (a)	1,386	54,816
American Eagle Outfitters, Inc.	25,308	283,956
American Public Education, Inc. (a)	2,859	98,292
ANN, Inc. (a)	7,034	289,379
Antero Resources Corp. (a)	5,781	379,407
Apollo Education Group, Inc., Class A (a)	14,756	461,125
Asbury Automotive Group, Inc. (a)	4,651	319,710
Ascena Retail Group, Inc. (a)	19,006	325,003
Autobytel, Inc. (a)	2,429	31,844
Barnes & Noble, Inc. (a)	5,772	131,544
Beacon Roofing Supply, Inc. (a)	7,528	249,327
bebe Stores, Inc.	5,819	17,748
Big 5 Sporting Goods Corp.	2,684	32,933
Big Lots, Inc. (a)	8,688	397,042
Blue Nile, Inc. (a)	2,186	61,208
Body Central Corp. (a)(b)	2,692	2,386
The Bon-Ton Stores, Inc.	2,228	22,971
Books-A-Million, Inc. (a)	1,081	2,357
Bridgepoint Education, Inc. (a)	2,864	38,034
Bright Horizons Family Solutions, Inc. (a)	4,287	184,084
Brown Shoe Co., Inc.	6,155	176,095
The Buckle, Inc. (b)	4,083	181,122
Build-A-Bear Workshop, Inc. (a)	2,503	33,440
Cabela's, Inc. (a)	7,068	441,043
Cache, Inc. (a)	4,067	6,548
Cambium Learning Group, Inc. (a)	10,557	23,014
Capella Education Co.	1,731	94,149
Career Education Corp. (a)	10,687	50,015
Carriage Services, Inc.	3,000	51,390
The Cato Corp., Class A	3,894	120,325
Chemed Corp.	2,657	249,014
Chico's FAS, Inc.	23,777	403,258
The Children's Place Retail Stores, Inc.	3,319	164,722
Christopher & Banks Corp. (a)	6,159	53,953
Citi Trends, Inc. (a)	2,851	61,182
Clean Energy Fuels Corp. (a)	11,329	132,776
Collectors Universe	1,741	34,106
Conn's, Inc. (a)	3,781	186,744

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	12

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

General Retailers (continued)
Copart, Inc. (a)	16,699	$600,496
Corinthian Colleges, Inc. (a)	10,420	3,082
CST Brands, Inc.	11,102	383,019
dELiA*s, Inc. (a)	11,134	8,575
Destination Maternity Corp.	2,029	46,200
Destination XL Group, Inc. (a)	9,670	53,282
Dick's Sporting Goods, Inc.	15,114	703,708
Dillard's, Inc., Class A	3,564	415,598
DSW, Inc., Class A	10,892	304,322
Education Management Corp. (a)(b)	6,585	11,129
Express, Inc. (a)	13,006	221,492
The Finish Line, Inc., Class A	7,277	216,418
Five Below, Inc. (a)	7,243	289,068
Foot Locker, Inc.	21,989	1,115,282
Francesca's Holdings Corp. (a)	7,055	103,991
Fred's, Inc., Class A	4,554	69,631
FTD Cos., Inc. (a)	3,596	114,317
Gaiam, Inc., Class A (a)	3,595	27,610
Geeknet, Inc. (a)	1,694	21,124
Genesco, Inc. (a)	3,579	293,943
Grand Canyon Education, Inc. (a)	7,198	330,892
Group 1 Automotive, Inc.	3,061	258,073
Guess?, Inc.	8,649	233,523
Haverty Furniture Cos., Inc.	2,955	74,259
hhgregg, Inc. (a)	2,446	24,876
Hibbett Sports, Inc. (a)(b)	3,964	214,730
Hillenbrand, Inc.	9,233	301,180
HSN, Inc.	4,887	289,506
ITT Corp.	13,169	633,429
ITT Educational Services, Inc. (a)	2,918	48,701
JC Penney Co., Inc. (a)(b)	45,394	410,816
K12, Inc. (a)	4,637	111,613
KAR Auction Services, Inc.	20,842	664,235
Kirkland's, Inc. (a)	2,515	46,653
Lands' End, Inc. (a)	2,541	85,327
Learning Tree International, Inc. (a)	1,011	2,588
Liquidity Services, Inc. (a)	4,477	70,557
Lithia Motors, Inc., Class A	3,452	324,730
Lumber Liquidators Holdings, Inc. (a)	4,195	318,610
MarineMax, Inc. (a)	4,557	76,284
Matthews International Corp., Class A	3,985	165,656
The Men's Wearhouse, Inc.	6,741	376,148
Monro Muffler Brake, Inc.	4,602	244,780
Murphy USA, Inc. (a)	6,471	316,367
New York & Co., Inc. (a)	6,275	23,155
Office Depot, Inc. (a)	72,787	414,158
OpenTable, Inc. (a)	3,842	398,031
Outerwall, Inc. (a)	4,228	250,932
Overstock.com, Inc. (a)	2,367	37,328
Common Stocks	Shares	Value

General Retailers (concluded)
Pacific Sunwear of California, Inc. (a)	9,393	$22,355
PCM, Inc. (a)	1,516	16,161
Penske Automotive Group, Inc.	6,156	304,722
The Pep Boys-Manny Moe & Jack (a)	7,918	90,740
Perfumania Holdings, Inc. (a)	1,362	9,248
Pier 1 Imports, Inc.	15,590	240,242
Pricesmart, Inc.	2,618	227,871
The Providence Service Corp. (a)	2,023	74,022
RadioShack Corp. (a)(b)	19,530	19,352
RealNetworks, Inc. (a)	6,577	50,182
Regis Corp.	5,946	83,720
Rent-A-Center, Inc.	7,455	213,809
Restoration Hardware Holdings, Inc. (a)	4,302	400,301
Rollins, Inc.	9,330	279,900
Rush Enterprises, Inc., Class A (a)	5,240	181,671
Sally Beauty Holdings, Inc. (a)	21,583	541,302
Sears Holdings Corp. (a)(b)	6,571	262,577
Service Corp. International	31,833	659,580
Shoe Carnival, Inc.	2,127	43,923
Shutterfly, Inc. (a)	6,386	274,981
Signet Jewelers Ltd.	11,819	1,307,063
SolarCity Corp. (a)	7,467	527,170
Sonic Automotive, Inc., Class A	5,131	136,895
Sotheby's	10,262	430,901
SP Plus Corp. (a)	2,950	63,100
Speed Commerce, Inc. (a)	10,106	37,796
Stage Stores, Inc.	4,498	84,068
Stamps.com, Inc. (a)	2,999	101,036
Stein Mart, Inc.	4,383	60,880
Strayer Education, Inc. (a)	1,653	86,799
Susser Holdings Corp. (a)	2,867	231,424
Titan Machinery, Inc. (a)	2,424	39,899
Trans World Entertainment Corp.	1,113	4,229
Tuesday Morning Corp. (a)	5,992	106,777
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,594	876,988
Valuevision Media, Inc., Class A (a)	8,069	40,264
VCA Antech, Inc. (a)	13,192	462,907
Weight Watchers International, Inc.	4,375	88,244
West Marine, Inc. (a)	2,322	23,824
The Wet Seal, Inc., Class A (a)	15,586	14,183
Williams-Sonoma, Inc.	13,208	948,070
Winmark Corp.	574	39,968
Zumiez, Inc. (a)	3,449	95,158

		30,078,512

Health Care Equipment & Services — 5.0%
Abaxis, Inc.	3,187	141,216
ABIOMED, Inc. (a)	5,767	144,982

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	13

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Acadia Healthcare Co., Inc. (a)	7,158	$325,689
Accuray, Inc. (a)	11,390	100,232
Addus HomeCare Corp. (a)	1,515	34,057
Air Methods Corp. (a)	5,450	281,492
Alere, Inc. (a)	12,116	453,381
Align Technology, Inc. (a)	10,903	611,004
Alliance HealthCare Services, Inc. (a)	2,209	59,643
Almost Family, Inc. (a)	1,625	35,880
Alphatec Holdings, Inc. (a)	20,207	32,937
Amedisys, Inc. (a)	5,610	93,911
American Caresource Holdings, Inc. (a)	2,753	9,278
Amsurg Corp. (a)	4,964	226,209
Analogic Corp.	1,947	152,333
AngioDynamics, Inc. (a)	4,266	69,664
Anika Therapeutics, Inc. (a)	2,272	105,262
Antares Pharma, Inc. (a)	22,489	60,046
AtriCure, Inc. (a)	4,748	87,268
Atrion Corp.	253	82,478
Baxano Surgical, Inc. (a)(b)	4,594	2,619
Bio-Rad Laboratories, Inc., Class A (a)	3,008	360,088
Bio-Reference Laboratories, Inc. (a)	3,943	119,157
Biolase, Inc. (a)(b)	11,125	24,475
BioScrip, Inc. (a)	10,652	88,838
BioTelemetry, Inc. (a)	5,176	37,112
Bovie Medical Corp. (a)	5,924	21,504
Brookdale Senior Living, Inc. (a)	18,807	627,025
Bruker Corp. (a)	16,707	405,479
BSD Medical Corp. (a)(b)	10,340	10,237
Cantel Medical Corp.	5,342	195,624
Capital Senior Living Corp. (a)	4,670	111,333
Cardica, Inc. (a)	18,033	20,558
Cardiovascular Systems, Inc. (a)	5,476	170,632
Celsion Corp. (a)	5,418	18,800
Centene Corp. (a)	8,644	653,573
Cepheid, Inc. (a)	10,644	510,273
Cesca Therapeutics, Inc. (a)	5,823	8,094
Chindex International, Inc. (a)	2,374	56,240
CollabRx, Inc. (a)	1,314	2,457
Community Health Systems, Inc. (a)(b)	17,082	775,010
CONMED Corp.	4,155	183,443
The Cooper Cos., Inc.	7,283	987,065
Corvel Corp. (a)	2,182	98,583
Covance, Inc. (a)	8,580	734,276
CryoLife, Inc.	4,639	41,519
Cutera, Inc. (a)	3,451	35,856
Cyberonics, Inc. (a)	3,779	236,036
Cynosure, Inc., Class A (a)	3,272	69,530
Delcath Systems, Inc. (a)	2,892	7,591
Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
DexCom, Inc. (a)	10,798	$428,249
Echo Therapeutics, Inc. (a)(b)	2,662	6,016
Emeritus Corp. (a)	6,492	205,472
Endologix, Inc. (a)	10,545	160,389
The Ensign Group, Inc.	3,034	94,297
Envision Healthcare Holdings, Inc. (a)	10,658	382,729
Escalon Medical Corp. (a)	1,399	2,392
Exactech, Inc. (a)	1,661	41,907
Five Star Quality Care, Inc. (a)	7,271	36,428
Fluidigm Corp. (a)	4,704	138,298
Fonar Corp. (a)	2,767	33,757
GenMark Diagnostics, Inc. (a)	7,955	107,631
Gentiva Health Services, Inc. (a)	5,338	80,390
Globus Medical, Inc., Class A (a)	8,779	209,994
Haemonetics Corp. (a)	7,730	272,714
Hanger, Inc. (a)	5,275	165,899
Hansen Medical, Inc. (a)(b)	16,857	22,083
Harvard Apparatus Regenerative Technology, Inc. (a)	4,592	47,986
HCA Holdings, Inc. (a)	47,041	2,652,172
Health Net, Inc. (a)	11,784	489,507
Healthcare Services Group, Inc.	10,704	315,126
HealthSouth Corp.	13,261	475,672
HealthStream, Inc. (a)	3,505	85,171
Healthways, Inc. (a)	5,860	102,784
HeartWare International, Inc. (a)	2,540	224,790
Henry Schein, Inc. (a)	12,659	1,502,244
Hill-Rom Holdings, Inc.	8,582	356,239
HMS Holdings Corp. (a)	13,404	273,576
Hologic, Inc. (a)	41,560	1,053,546
Hooper Holmes, Inc. (a)	9,589	7,168
ICU Medical, Inc. (a)	1,995	121,316
IDEXX Laboratories, Inc. (a)	7,796	1,041,312
Insulet Corp. (a)	8,701	345,169
Integra LifeSciences Holdings Corp. (a)	3,596	169,228
Invacare Corp.	4,474	82,187
IPC The Hospitalist Co., Inc. (a)	2,772	122,578
Kindred Healthcare, Inc.	8,223	189,951
LHC Group, Inc. (a)	1,911	40,838
LifePoint Hospitals, Inc. (a)	6,766	420,169
Magellan Health Services, Inc. (a)	3,844	239,251
Masimo Corp. (a)	7,809	184,292
Medical Action Industries, Inc. (a)	3,614	49,620
MEDNAX, Inc. (a)	15,099	878,007
MELA Sciences, Inc. (a)	7,818	2,511
Meridian Bioscience, Inc.	6,734	138,990
Merit Medical Systems, Inc. (a)	6,737	101,729
Molina Healthcare, Inc. (a)	4,295	191,686
National Healthcare Corp.	1,141	64,227
Natus Medical, Inc. (a)	4,670	117,404

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	14

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (concluded)
Navidea Biopharmaceuticals, Inc. (a)(b)	30,416	$45,016
Neogen Corp. (a)	5,992	242,496
NeuroMetrix, Inc. (a)	2,033	3,944
NuVasive, Inc. (a)	7,180	255,393
NxStage Medical, Inc. (a)	9,415	135,294
Omnicell, Inc. (a)	5,997	172,174
OraSure Technologies, Inc. (a)	11,059	95,218
Orthofix International NV (a)	3,072	111,360
Owens & Minor, Inc.	8,724	296,441
PAREXEL International Corp. (a)	8,576	453,156
PharMerica Corp. (a)	4,711	134,687
Psychemedics Corp.	1,801	25,502
Quidel Corp. (a)	4,664	103,121
RadNet, Inc. (a)	8,124	53,862
ResMed, Inc.	21,034	1,064,951
Retractable Technologies, Inc. (a)	3,653	9,132
Rockwell Medical, Inc. (a)(b)	6,648	79,710
RTI Surgical, Inc. (a)	10,112	43,987
Select Medical Holdings Corp.	8,940	139,464
Sirona Dental Systems, Inc. (a)	8,220	677,821
Skilled Healthcare Group, Inc., Class A (a)	4,337	27,280
Spectranetics Corp. (a)	6,770	154,898
Staar Surgical Co. (a)	5,027	84,454
Stereotaxis, Inc. (a)	4,227	15,006
STERIS Corp.	8,488	453,938
SurModics, Inc. (a)	2,327	49,844
Symmetry Medical, Inc. (a)	6,089	53,949
Synergetics USA, Inc. (a)	3,470	10,757
Team Health Holdings, Inc. (a)	10,655	532,111
Teleflex, Inc.	6,117	645,955
Thoratec Corp. (a)	8,482	295,683
Triple-S Management Corp. (a)	3,073	55,099
U.S. Physical Therapy, Inc.	1,930	65,987
Unilife Corp. (a)(b)	19,019	56,296
Universal American Corp.	7,080	58,976
Universal Health Services, Inc.	13,406	1,283,759
Uroplasty, Inc. (a)	5,585	14,968
Utah Medical Products, Inc.	725	37,294
Vascular Solutions, Inc. (a)	3,105	68,900
Vision-Sciences, Inc. (a)	14,475	16,646
Volcano Corp. (a)	8,663	152,555
WellCare Health Plans, Inc. (a)	6,436	480,512
West Pharmaceutical Services, Inc.	10,334	435,888
Wright Medical Group, Inc. (a)	7,889	247,715

		33,636,279

Household Goods & Home Construction — 1.7%
ACCO Brands Corp. (a)	18,141	116,284
Bassett Furniture Industries, Inc.	2,150	28,294
Beazer Homes USA, Inc. (a)	4,476	93,906
Common Stocks	Shares	Value

Household Goods & Home Construction (continued)
Blount International, Inc. (a)	7,808	$110,171
Blyth, Inc. (b)	1,402	10,908
Briggs & Stratton Corp.	6,754	138,187
Cavco Industries, Inc. (a)	1,223	104,322
Central Garden and Pet Co., Class A (a)	7,098	65,302
Church & Dwight Co., Inc.	20,263	1,417,397
Compx International, Inc.	1,034	10,805
Comstock Holdings Cos., Inc. (a)	7,515	8,943
The Dixie Group, Inc. (a)	2,900	30,711
Energizer Holdings, Inc.	9,125	1,113,524
Ethan Allen Interiors, Inc.	3,943	97,550
Flexsteel Industries, Inc.	965	32,183
Forward Industries, Inc. (a)	2,823	3,444
Herman Miller, Inc.	8,835	267,170
HNI Corp.	6,700	262,037
Hooker Furniture Corp.	1,876	30,279
Hovnanian Enterprises, Inc., Class A (a)	21,351	109,958
Interface, Inc.	9,120	171,821
iRobot Corp. (a)(b)	4,579	187,510
Jarden Corp. (a)	18,524	1,099,399
KB Home	12,864	240,300
Knoll, Inc.	7,374	127,791
La-Z-Boy, Inc.	8,276	191,755
Libbey, Inc. (a)	3,813	101,578
Lifetime Brands, Inc.	1,440	22,637
The LS Starrett Co., Class A	1,377	21,178
M/I Homes, Inc. (a)	4,013	97,395
MDC Holdings, Inc.	6,036	182,830
Meritage Homes Corp. (a)	5,757	243,003
National Presto Industries, Inc. (b)	930	67,741
NVR, Inc. (a)	631	726,029
Oil-Dri Corp. of America	858	26,229
The Ryland Group, Inc.	7,317	288,582
The Scotts Miracle-Gro Co., Class A	6,513	370,329
Select Comfort Corp. (a)	8,631	178,316
Skyline Corp. (a)	2,125	8,734
Spectrum Brands Holdings, Inc.	3,200	275,296
Standard Pacific Corp. (a)	23,580	202,788
Stanley Furniture Co., Inc. (a)	2,178	5,837
Steelcase, Inc., Class A	9,078	137,350
Summer Infant, Inc. (a)	2,685	7,733
Taylor Morrison Home Corp., Class A (a)	4,488	100,621
Tempur Sealy International, Inc. (a)	9,283	554,195
Toll Brothers, Inc. (a)	24,196	892,832
Tupperware Brands Corp.	7,507	628,336
Virco Manufacturing Corp. (a)	2,505	5,812

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	15

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Goods & Home Construction (concluded)
WD-40 Co.	2,105	$158,338

		11,373,670

Industrial Engineering — 3.2%
Accuride Corp. (a)	8,723	42,655
AGCO Corp.	13,378	752,111
Alamo Group, Inc.	1,182	63,934
Albany International Corp., Class A	4,299	163,190
Altra Industrial Motion Corp.	4,225	153,748
American Railcar Industries, Inc.	1,472	99,757
Astec Industries, Inc.	2,477	108,691
The Babcock & Wilcox Co.	16,465	534,454
Broadwind Energy, Inc. (a)	2,781	24,389
Ceco Environmental Corp.	2,961	46,162
Chicago Rivet & Machine Co.	494	18,278
CIRCOR International, Inc.	2,779	214,344
CLARCOR, Inc.	7,116	440,125
Colfax Corp. (a)	14,299	1,065,847
Columbus McKinnon Corp.	2,933	79,338
Commercial Vehicle Group, Inc. (a)	5,294	53,152
Crane Co.	7,181	533,979
Donaldson Co., Inc.	19,692	833,365
Douglas Dynamics, Inc.	3,742	65,934
Dynamic Materials Corp.	2,036	45,057
The Eastern Co.	1,114	17,200
Energy Recovery, Inc. (a)(b)	7,684	37,805
EnPro Industries, Inc. (a)	3,303	241,648
Federal Signal Corp.	9,847	144,259
Franklin Electric Co., Inc.	5,549	223,791
FreightCar America, Inc.	1,751	43,845
GATX Corp.	6,600	441,804
The Gorman-Rupp Co.	2,838	100,380
Graco, Inc.	9,153	714,666
Graham Corp.	1,902	66,209
The Greenbrier Cos., Inc. (a)	3,794	218,534
H&E Equipment Services, Inc. (a)	4,783	173,814
Hardinge, Inc.	1,772	22,416
Hurco Cos., Inc.	1,150	32,430
Hyster-Yale Materials Handling, Inc.	1,717	152,023
IDEX Corp.	12,008	969,526
John Bean Technologies Corp.	4,210	130,468
Kadant, Inc.	1,829	70,325
Kennametal, Inc.	11,534	533,794
Key Technology, Inc. (a)	998	12,295
Kimball International, Inc., Class B	4,906	82,028
Lincoln Electric Holdings, Inc.	11,893	831,083
Lindsay Corp.	1,924	162,520
Lydall, Inc. (a)	3,024	82,767
Manitex International, Inc. (a)	2,717	44,124
The Manitowoc Co., Inc.	20,308	667,321
Materion Corp.	3,097	114,558
Meritor, Inc. (a)	15,283	199,290
Common Stocks	Shares	Value

Industrial Engineering (concluded)
MFRI, Inc. (a)	1,937	$22,101
The Middleby Corp. (a)	8,628	713,708
Miller Industries, Inc.	1,717	35,336
MSA Safety, Inc.	4,624	265,788
Mueller Industries, Inc.	8,298	244,044
NACCO Industries, Inc., Class A	799	40,429
Navistar International Corp. (a)	10,725	401,973
NN, Inc.	3,075	78,659
Nordson Corp.	8,972	719,465
Oshkosh Corp.	12,859	714,060
PMFG, Inc. (a)	4,561	24,036
Proto Labs, Inc. (a)	3,441	281,887
Spartan Motors, Inc.	4,844	21,992
SPX Corp.	6,676	722,410
Standex International Corp.	1,941	144,566
Sun Hydraulics Corp.	3,780	153,468
Sypris Solutions, Inc.	1,348	7,522
Tecumseh Products Co. (a)	4,019	20,457
Tennant Co.	2,738	208,964
Terex Corp.	16,697	686,247
The Timken Co.	11,617	788,097
The Toro Co.	8,611	547,660
Trinity Industries, Inc.	23,172	1,013,080
Twin Disc, Inc.	1,357	44,849
Wabash National Corp. (a)	10,790	153,758
Wabtec Corp.	14,388	1,188,305
Woodward, Inc.	8,723	437,720

		21,550,014

Industrial Metals & Mining — 0.6%
AK Steel Holding Corp. (a)	21,307	169,604
Ampco-Pittsburgh Corp.	1,402	32,162
Carpenter Technology Corp.	7,727	488,733
Century Aluminum Co. (a)	8,318	130,426
Cliffs Natural Resources, Inc. (b)	22,958	345,518
Commercial Metals Co.	17,156	296,970
Friedman Industries, Inc.	2,787	23,550
Globe Specialty Metals, Inc.	9,757	202,750
Handy & Harman Ltd. (a)	1,143	30,598
Haynes International, Inc.	1,874	106,050
Horsehead Holding Corp. (a)	8,576	156,598
Kaiser Aluminum Corp.	2,717	197,988
McEwen Mining, Inc. (a)	37,168	107,044
Noranda Aluminum Holding Corp.	10,483	37,005
Olympic Steel, Inc.	1,597	39,526
Reliance Steel & Aluminum Co.	11,249	829,164
RTI International Metals, Inc. (a)	4,899	130,264
Steel Dynamics, Inc.	32,856	589,765
Synalloy Corp.	2,147	35,254
Universal Stainless & Alloy Products, Inc. (a)	1,302	42,289
Uranium Energy Corp. (a)(b)	19,733	30,783
Uranium Resources, Inc. (a)	3,876	10,000

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	16

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Metals & Mining (concluded)
Worthington Industries, Inc.	7,838	$337,348

		4,369,389

Industrial Transportation — 1.5%
Air Lease Corp.	13,461	519,325
Air Transport Services Group, Inc. (a)	8,433	70,584
Aircastle Ltd.	9,655	171,569
ArcBest Corp.	3,738	162,640
Atlas Air Worldwide Holdings, Inc. (a)	3,637	134,024
Baltic Trading Ltd.	8,240	49,275
CAI International, Inc. (a)	2,930	64,489
Celadon Group, Inc.	3,676	78,372
Con-way, Inc.	8,242	415,479
Covenant Transportation Group, Inc., Class A (a)	1,989	25,618
Eagle Bulk Shipping, Inc. (a)	3,858	11,921
Echo Global Logistics, Inc. (a)	2,581	49,478
Forward Air Corp.	4,305	205,994
Genesee & Wyoming, Inc., Class A (a)	7,681	806,505
Heartland Express, Inc.	7,267	155,078
Hub Group, Inc., Class A (a)	5,073	255,679
International Shipholding Corp.	854	19,574
JB Hunt Transport Services, Inc.	13,424	990,423
Kirby Corp. (a)	8,525	998,619
Knight Transportation, Inc.	8,454	200,952
Landstar System, Inc.	6,456	413,184
Marten Transport Ltd.	3,567	79,723
Matson, Inc.	6,067	162,838
Old Dominion Freight Line, Inc. (a)	10,425	663,864
PAM Transportation Services, Inc. (a)	980	27,401
Patriot Transportation Holding, Inc. (a)	1,004	35,110
PHH Corp. (a)	8,287	190,435
Quality Distribution, Inc. (a)	5,040	74,894
Rand Logistics, Inc. (a)	5,032	30,192
Roadrunner Transportation Systems, Inc. (a)	4,005	112,541
Saia, Inc. (a)	3,719	163,376
Swift Transportation Co. (a)	16,713	421,669
TAL International Group, Inc. (a)	5,188	230,140
Teekay Corp.	5,878	365,906
Textainer Group Holdings Ltd.	2,471	95,430
Universal Truckload Services, Inc.	912	23,128
USA Truck, Inc. (a)	1,622	30,153
UTI Worldwide, Inc.	13,413	138,690
Werner Enterprises, Inc.	6,300	167,013
Wesco Aircraft Holdings, Inc. (a)	8,498	169,620
Willis Lease Finance Corp. (a)	1,351	33,127
World Fuel Services Corp.	10,958	539,462
Common Stocks	Shares	Value

Industrial Transportation (concluded)
XPO Logistics, Inc. (a)	8,264	$236,516
YRC Worldwide, Inc. (a)	4,194	117,893

		9,907,903

Leisure Goods — 0.9%
Activision Blizzard, Inc.	73,431	1,637,511
Arctic Cat, Inc.	2,143	84,477
Black Diamond, Inc. (a)	4,738	53,160
Brunswick Corp.	13,894	585,354
Callaway Golf Co.	11,826	98,392
Drew Industries, Inc.	3,266	163,333
DTS, Inc. (a)	3,097	57,016
Emerson Radio Corp. (a)	3,000	5,340
Escalade, Inc.	2,473	39,914
Glu Mobile, Inc. (a)	16,419	82,095
JAKKS Pacific, Inc.	3,025	23,414
Koss Corp.	1,133	3,580
LeapFrog Enterprises, Inc. (a)	9,036	66,415
Majesco Entertainment Co. (a)	3,823	8,640
Marine Products Corp.	3,058	25,381
Nautilus, Inc. (a)	5,339	59,210
Polaris Industries, Inc.	9,848	1,282,604
Pool Corp.	6,688	378,273
RealD, Inc. (a)	7,701	98,265
Skullcandy, Inc. (a)	3,869	28,050
Take-Two Interactive Software, Inc. (a)	14,270	317,365
Thor Industries, Inc.	6,530	371,361
TiVo, Inc. (a)	18,817	242,927
Universal Electronics, Inc. (a)	2,627	128,408
Winnebago Industries, Inc. (a)	4,475	112,681

		5,953,166

Life Insurance — 0.5%
American Equity Investment Life Holding Co.	10,862	267,205
Amerisafe, Inc.	3,237	131,649
Atlantic American Corp.	2,927	11,269
Citizens, Inc. (a)	8,623	63,810
CNO Financial Group, Inc.	33,207	591,085
eHealth, Inc. (a)	3,190	121,124
Employers Holdings, Inc.	4,927	104,354
FBL Financial Group, Inc., Class A	1,432	65,872
Independence Holding Co.	2,342	33,092
Kansas City Life Insurance Co.	643	29,244
National Western Life Insurance Co., Class A	341	85,049
The Phoenix Cos., Inc. (a)	1,083	52,406
Primerica, Inc.	8,287	396,533
Protective Life Corp.	11,766	815,737
StanCorp Financial Group, Inc.	6,314	404,096

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	17

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Life Insurance (concluded)
Symetra Financial Corp.	13,577	$308,741

		3,481,266

Media — 4.1%
Acxiom Corp. (a)	11,735	254,532
AH Belo Corp.	3,599	42,648
AMC Networks, Inc., Class A (a)	9,057	556,915
Ascent Capital Group, Inc., Class A (a)	2,129	140,535
Bankrate, Inc. (a)	9,127	160,088
Beasley Broadcasting Group, Inc., Class A	1,165	7,398
Charter Communications, Inc., Class A (a)	10,540	1,669,325
Clear Channel Outdoor Holdings, Inc., Class A	6,448	52,745
ComScore, Inc. (a)	6,146	218,060
Constant Contact, Inc. (a)	5,148	165,302
Conversant, Inc. (a)	10,870	276,098
Courier Corp.	2,399	35,793
Crown Media Holdings, Inc., Class A (a)	9,805	35,592
CSS Industries, Inc.	1,461	38,527
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	18,856	124,261
Demand Media, Inc. (a)	9,546	46,012
DISH Network Corp., Class A (a)	31,625	2,058,155
Dolby Laboratories, Inc., Class A (a)	7,199	310,997
DreamWorks Animation SKG, Inc., Class A (a)	11,100	258,186
Emmis Communications Corp., Class A (a)	6,668	19,937
Entercom Communications Corp., Class A (a)	3,775	40,506
Entravision Communications Corp., Class A	12,372	76,954
EW Scripps Co. (a)	5,297	112,085
FactSet Research Systems, Inc.	5,929	713,140
Gray Television, Inc. (a)	8,001	105,053
Groupon, Inc. (a)	59,044	390,871
Harte-Hanks, Inc.	6,749	48,525
IHS, Inc., Class A (a)	9,344	1,267,700
John Wiley & Sons, Inc., Class A	7,011	424,797
Journal Communications, Inc., Class A (a)	6,809	60,396
Lamar Advertising Co., Class A	9,826	520,778
Liberty Global PLC (a)	79,431	3,360,726
Liberty Global PLC, Class A (a)	33,260	1,470,757
Liberty Interactive Corp., Series A (a)	70,943	2,082,887
Liberty Media Corp., Class A (a)	14,963	2,045,143
Liberty Ventures, Series A (a)	11,438	844,124
Common Stocks	Shares	Value

Media (concluded)
Live Nation Entertainment, Inc. (a)	21,903	$540,785
Local Corp. (a)	13,417	27,840
Marchex, Inc., Class B	5,246	63,057
Martha Stewart Living Omnimedia, Class A (a)	6,396	30,061
The McClatchy Co., Class A (a)	10,903	60,512
Media General, Inc., Class A (a)(b)	4,003	82,182
Meredith Corp.	5,493	265,641
Morningstar, Inc.	3,324	238,696
National CineMedia, Inc.	10,222	178,987
The New York Times Co., Class A	19,330	294,009
Nexstar Broadcasting Group, Inc., Class A	4,695	242,309
Pandora Media, Inc. (a)	26,311	776,175
PDI, Inc. (a)	2,543	11,138
QuinStreet, Inc. (a)	7,427	40,923
Radio One, Inc., Class D (a)	5,488	27,056
Saga Communications, Inc., Class A	1,186	50,666
Salem Communications Corp., Class A	2,739	25,911
Schawk, Inc.	2,520	51,307
Scholastic Corp.	4,004	136,496
Sinclair Broadcast Group, Inc., Class A	11,419	396,810
Sirius XM Holdings, Inc. (a)	448,087	1,550,381
Sizmek, Inc. (a)	4,901	46,707
Spanish Broadcasting System, Inc. (a)	2,333	13,158
SPAR Group, Inc. (a)	3,165	4,779
Starz, Class A (a)	14,130	420,933
TechTarget, Inc. (a)	5,084	44,841
TheStreet, Inc.	9,587	23,105
Time, Inc. (a)	17,062	413,242
Value Line, Inc.	1,830	30,762
WebMD Health Corp. (a)	7,311	353,121
XO Group, Inc. (a)	5,764	70,436
Yelp, Inc. (a)	9,028	692,267

		27,239,841

Mining — 0.5%
Allied Nevada Gold Corp. (a)(b)	18,252	68,628
Alpha Natural Resources, Inc. (a)	33,676	124,938
Arch Coal, Inc.	32,421	118,337
Cloud Peak Energy, Inc. (a)	9,192	169,317
Coeur Mining, Inc. (a)	16,289	149,533
Compass Minerals International, Inc.	4,934	472,381
General Moly, Inc. (a)(b)	16,768	19,283
Golden Minerals Co. (a)(b)	9,302	10,697
Hecla Mining Co.	55,170	190,336
Molycorp, Inc. (a)(b)	32,220	82,805
Royal Gold, Inc.	10,023	762,951

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	18

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Mining (concluded)
Solitario Exploration & Royalty Corp. (a)	15,315	$20,216
Stillwater Mining Co. (a)	18,398	322,885
SunCoke Energy, Inc. (a)	10,679	229,598
Timberline Resources Corp. (a)(b)	15,011	1,995
US Silica Holdings, Inc.	8,320	461,261
Walter Energy, Inc. (b)	10,822	58,980
Westmoreland Coal Co. (a)	3,611	131,007

		3,395,148

Mobile Telecommunications — 0.8%
Atlantic Tele-Network, Inc.	1,546	89,668
Iridium Communications, Inc. (a)	12,372	104,667
NII Holdings, Inc. (a)(b)	27,198	14,959
NTELOS Holdings Corp.	3,146	39,199
ORBCOMM, Inc. (a)	8,002	52,733
SBA Communications Corp., Class A (a)	19,597	2,004,773
Shenandoah Telecommunications Co.	3,515	107,067
Sprint Corp. (a)	129,638	1,105,812
T-Mobile US, Inc. (a)	38,648	1,299,346
Telephone & Data Systems, Inc.	13,697	357,629
United States Cellular Corp. (a)	1,525	62,220
USA Mobility, Inc.	3,856	59,382

		5,297,455

Nonlife Insurance — 3.3%
Alleghany Corp. (a)	2,531	1,108,882
Allied World Assurance Co. Holdings AG	14,766	561,403
Ambac Financial Group, Inc. (a)	6,424	175,439
American Financial Group, Inc.	10,489	624,725
American National Insurance Co.	539	61,554
Amtrust Financial Services, Inc.	4,764	199,183
Arch Capital Group Ltd. (a)	17,366	997,503
Argo Group International Holdings Ltd.	3,886	198,613
Arthur J Gallagher & Co.	23,297	1,085,640
Aspen Insurance Holdings Ltd.	9,578	435,033
Assured Guaranty Ltd.	24,148	591,626
Axis Capital Holdings Ltd.	15,562	689,085
Baldwin & Lyons, Inc., Class B	1,784	46,277
Brown & Brown, Inc.	17,780	546,024
CNA Financial Corp.	3,530	142,683
Donegal Group, Inc., Class A	1,871	28,626
EMC Insurance Group, Inc.	901	27,733
Endurance Specialty Holdings Ltd.	6,510	335,851
Enstar Group Ltd. (a)	1,419	213,886
Erie Indemnity Co., Class A	3,698	278,311
Everest Re Group Ltd.	6,970	1,118,615
Federated National Holding Co.	2,731	69,640
First Acceptance Corp. (a)	6,570	16,097
Common Stocks	Shares	Value

Nonlife Insurance (concluded)
First American Financial Corp.	15,711	$436,609
Global Indemnity PLC (a)	1,973	51,278
Greenlight Capital Re Ltd. (a)	4,911	161,768
The Hanover Insurance Group, Inc.	6,420	405,423
HCC Insurance Holdings, Inc.	14,899	729,157
Hilltop Holdings, Inc. (a)	11,293	240,089
Horace Mann Educators Corp.	6,108	190,997
Infinity Property & Casualty Corp.	1,707	114,762
Kemper Corp.	7,517	277,077
Life Partners Holdings, Inc.	4,344	10,817
Maiden Holdings Ltd.	8,194	99,065
Markel Corp. (a)	2,117	1,387,990
MBIA, Inc. (a)	21,893	241,699
Meadowbrook Insurance Group, Inc.	7,057	50,740
Mercury General Corp.	3,553	167,133
Montpelier Re Holdings Ltd.	6,725	214,864
National General Holdings Corp.	8,953	155,782
National Interstate Corp.	2,934	82,211
The Navigators Group, Inc. (a)	1,693	113,516
Old Republic International Corp.	36,358	601,361
OneBeacon Insurance Group Ltd.	2,550	39,627
PartnerRe Ltd.	6,881	751,474
Platinum Underwriters Holdings Ltd.	4,148	268,998
ProAssurance Corp.	9,067	402,575
Reinsurance Group of America, Inc.	10,238	807,778
RenaissanceRe Holdings Ltd.	6,523	697,961
RLI Corp.	5,342	244,557
Safety Insurance Group, Inc.	2,120	108,926
Selective Insurance Group, Inc.	8,290	204,929
State Auto Financial Corp.	2,450	57,403
Tower Group International Ltd.	10,180	18,324
United Fire Group, Inc.	3,306	96,932
Universal Insurance Holdings, Inc.	5,132	66,562
Validus Holdings Ltd.	15,039	575,091
W.R. Berkley Corp.	16,118	746,425
White Mountains Insurance Group Ltd.	817	497,095
Willis Group Holdings PLC	26,126	1,131,256

		22,000,680

Oil & Gas Producers — 3.9%
Abraxas Petroleum Corp. (a)	18,396	115,159
Adams Resources & Energy, Inc.	460	35,940
Alon USA Energy, Inc.	3,887	48,354
Apco Oil and Gas International, Inc. (a)	2,992	43,175
Approach Resources, Inc. (a)	5,719	129,993
Athlon Energy, Inc. (a)	7,250	345,825
Barnwell Industries, Inc. (a)	1,930	5,867
Bill Barrett Corp. (a)	7,950	212,901

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	19

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil & Gas Producers (continued)
Bonanza Creek Energy, Inc. (a)	4,674	$267,306
BPZ Resources, Inc. (a)	18,784	57,855
Callon Petroleum Co. (a)	7,999	93,188
Carrizo Oil & Gas, Inc. (a)	6,605	457,462
Cheniere Energy, Inc. (a)	33,336	2,390,191
Clayton Williams Energy, Inc. (a)	1,073	147,398
Cobalt International Energy, Inc. (a)	44,923	824,337
Comstock Resources, Inc.	7,489	215,983
Concho Resources, Inc. (a)	16,513	2,386,128
Contango Oil & Gas Co. (a)	2,387	100,994
Continental Resources, Inc. (a)	6,523	1,030,895
CVR Energy, Inc.	2,530	121,921
Delek US Holdings, Inc.	7,735	218,359
Diamondback Energy, Inc. (a)	6,372	565,834
Emerald Oil, Inc. (a)(b)	11,407	87,264
Endeavour International Corp. (a)(b)	12,052	16,511
Energen Corp.	10,981	975,991
Energy XXI Bermuda Ltd.	14,483	342,233
Era Group, Inc. (a)	3,179	91,174
Escalera Resources Co. (a)	3,643	9,599
Evolution Petroleum Corp.	5,834	63,882
EXCO Resources, Inc. (b)	28,887	170,144
Forest Oil Corp. (a)	23,888	54,465
FX Energy, Inc. (a)	13,494	48,713
Gastar Exploration, Inc. (a)	11,369	99,024
Goodrich Petroleum Corp. (a)	5,844	161,294
Gulfport Energy Corp. (a)	13,146	825,569
Halcon Resources Corp. (a)(b)	39,882	290,740
Harvest Natural Resources, Inc. (a)	7,655	38,198
HollyFrontier Corp.	29,760	1,300,214
Houston American Energy Corp. (a)	5,104	2,348
Hyperdynamics Corp. (a)(b)	9,512	30,914
Isramco, Inc. (a)	353	44,873
Kodiak Oil & Gas Corp. (a)	41,210	599,606
Kosmos Energy Ltd. (a)	16,595	186,362
Laredo Petroleum, Inc. (a)	9,517	294,837
Magellan Petroleum Corp. (a)	18,301	40,262
Magnum Hunter Resources Corp. (a)	26,868	220,318
Matador Resources Co. (a)	9,966	291,804
Miller Energy Resources, Inc. (a)(b)	7,135	45,664
Northern Oil and Gas, Inc. (a)	9,819	159,952
Oasis Petroleum, Inc. (a)	14,918	833,767
Pacific Ethanol, Inc. (a)(b)	3,564	54,494
Panhandle Oil and Gas, Inc.	1,638	91,777
PBF Energy, Inc.	12,709	338,695
PDC Energy, Inc. (a)	5,632	355,661
Penn Virginia Corp. (a)	8,697	147,414
PetroQuest Energy, Inc. (a)	11,732	88,225
Pioneer Energy Services Corp. (a)	10,165	178,294
Common Stocks	Shares	Value

Oil & Gas Producers (concluded)
PostRock Energy Corp. (a)	4,012	$6,018
Quicksilver Resources, Inc. (a)(b)	27,437	73,257
Resolute Energy Corp. (a)	11,641	100,578
Rex Energy Corp. (a)	7,757	137,376
Rosetta Resources, Inc. (a)	9,456	518,662
Sanchez Energy Corp. (a)	7,713	289,932
SandRidge Energy, Inc. (a)	56,754	405,791
SemGroup Corp., Class A	6,805	536,574
SM Energy Co.	10,227	860,091
Stone Energy Corp. (a)	8,175	382,508
Swift Energy Co. (a)	6,841	88,796
Syntroleum Corp. (a)	2,214	7,417
Targa Resources Corp.	4,559	636,300
Ultra Petroleum Corp. (a)	23,886	709,175
US Energy Corp., Wyoming (a)	4,911	21,265
Vaalco Energy, Inc. (a)	10,081	72,886
W&T Offshore, Inc.	5,629	92,147
Warren Resources, Inc. (a)	13,542	83,960
Western Refining, Inc.	8,273	310,651
Whiting Petroleum Corp. (a)	17,889	1,435,592
WPX Energy, Inc. (a)	30,709	734,252
ZaZa Energy Corp. (a)(b)	13,617	11,983
Zion Oil & Gas, Inc. (a)	9,148	18,936

		25,929,494

Oil Equipment, Services & Distribution — 2.8%
Atwood Oceanics, Inc. (a)	8,724	457,835
Basic Energy Services, Inc. (a)	5,297	154,778
Bolt Technology Corp.	2,248	41,251
Bristow Group, Inc.	5,290	426,480
C&J Energy Services, Inc. (a)	7,389	249,600
Cal Dive International, Inc. (a)(b)	19,235	25,390
CARBO Ceramics, Inc.	2,969	457,582
Chart Industries, Inc. (a)	4,551	376,550
Civeo Corp. (a)	16,540	413,996
Core Laboratories NV	6,753	1,128,156
Dawson Geophysical Co.	1,311	37,560
DHT Holdings, Inc.	9,761	70,279
Dresser-Rand Group, Inc. (a)	11,561	736,783
Dril-Quip, Inc. (a)	6,241	681,767
Exterran Holdings, Inc.	9,039	406,665
Flotek Industries, Inc. (a)	7,402	238,048
Forbes Energy Services Ltd. (a)	2,153	9,839
Forum Energy Technologies, Inc. (a)	9,191	334,828
Geospace Technologies Corp. (a)	2,032	111,923
Gulf Island Fabrication, Inc.	1,934	41,620
Gulfmark Offshore, Inc., Class A	3,659	165,314
Helix Energy Solutions Group, Inc. (a)	14,959	393,571
Hercules Offshore, Inc. (a)	24,567	98,759
Hornbeck Offshore Services, Inc. (a)	5,026	235,820

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	20

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil Equipment, Services & Distribution (concluded)
ION Geophysical Corp. (a)	21,270	$89,759
Key Energy Services, Inc. (a)	19,538	178,577
Matrix Service Co. (a)	4,402	144,342
McDermott International, Inc. (a)	35,472	286,968
Mitcham Industries, Inc. (a)	2,357	32,951
MRC Global, Inc. (a)	15,684	443,700
Natural Gas Services Group, Inc. (a)	2,416	79,873
Newpark Resources, Inc. (a)	13,713	170,864
NOW, Inc. (a)	15,925	576,644
Oceaneering International, Inc.	16,012	1,251,018
OGE Energy Corp.	29,798	1,164,506
Oil States International, Inc. (a)	8,270	530,024
Parker Drilling Co. (a)	19,733	128,659
Patterson-UTI Energy, Inc.	21,247	742,370
PHI, Inc. (a)	2,122	94,578
RPC, Inc.	9,161	215,192
SEACOR Holdings, Inc. (a)	2,751	226,270
Seventy Seven Energy, Inc. (a)	5,432	127,924
Superior Energy Services, Inc.	23,808	860,421
Tesco Corp.	4,864	103,798
TETRA Technologies, Inc. (a)	12,273	144,576
TGC Industries, Inc. (a)	4,268	23,261
Tidewater, Inc.	7,273	408,379
Unit Corp. (a)	6,614	455,242
Weatherford International PLC (a)	114,576	2,635,248
Willbros Group, Inc. (a)	6,727	83,078

		18,492,616

Personal Goods — 1.2%
American Apparel, Inc. (a)(b)	13,016	11,714
Carter's, Inc.	8,349	575,497
Charles & Colvard Ltd. (a)	4,772	10,498
Cherokee, Inc.	2,419	36,745
Columbia Sportswear Co.	1,775	146,704
Coty, Inc., Class A	8,205	140,552
Crocs, Inc. (a)	13,571	203,972
Culp, Inc.	1,628	28,343
Deckers Outdoor Corp. (a)	5,319	459,189
Delta Apparel, Inc. (a)	1,207	17,284
Elizabeth Arden, Inc. (a)	3,743	80,175
The Female Health Co.	5,213	28,724
G-III Apparel Group Ltd. (a)	2,558	208,886
Hanesbrands, Inc.	14,898	1,466,559
Helen of Troy Ltd. (a)	4,446	269,561
Iconix Brand Group, Inc. (a)	7,819	335,748
Inter Parfums, Inc.	2,513	74,259
Joe's Jeans, Inc. (a)	9,399	9,963
Kate Spade & Co. (a)	18,937	722,257
Lakeland Industries, Inc. (a)	2,662	19,060
Lululemon Athletica, Inc. (a)	16,218	656,505
Movado Group, Inc.	2,713	113,051
Nu Skin Enterprises, Inc., Class A	8,879	656,691
Common Stocks	Shares	Value

Personal Goods (concluded)
Orchids Paper Products Co.	1,530	$49,021
Oxford Industries, Inc.	2,293	152,874
Perry Ellis International, Inc. (a)	2,072	36,136
Quiksilver, Inc. (a)	20,298	72,667
Revlon, Inc., Class A (a)	2,114	64,477
RG Barry Corp.	2,248	42,600
Rocky Brands, Inc.	1,306	18,584
Skechers U.S.A., Inc., Class A (a)	6,023	275,251
Steven Madden Ltd. (a)	8,907	305,510
Superior Uniform Group, Inc.	918	14,881
Tumi Holdings, Inc. (a)	7,379	148,539
Unifi, Inc. (a)	2,706	74,496
Vera Bradley, Inc. (a)	3,446	75,364
Weyco Group, Inc.	882	24,176
Wolverine World Wide, Inc.	15,103	393,584

		8,020,097

Pharmaceuticals & Biotechnology — 5.5%
Aastrom Biosciences, Inc. (a)	4,452	18,253
ACADIA Pharmaceuticals, Inc. (a)	13,663	308,647
Achillion Pharmaceuticals, Inc. (a)	19,353	146,502
Acorda Therapeutics, Inc. (a)	7,042	237,386
Acura Pharmaceuticals, Inc. (a)(b)	11,590	12,633
Aegerion Pharmaceuticals, Inc. (a)	4,247	136,286
Affymetrix, Inc. (a)	13,607	121,238
Agenus, Inc. (a)	13,328	42,916
Akorn, Inc. (a)	12,040	400,330
Albany Molecular Research, Inc. (a)	4,097	82,432
Alexza Pharmaceuticals, Inc. (a)	7,669	35,047
Alkermes PLC (a)	22,479	1,131,368
Alnylam Pharmaceuticals, Inc. (a)	9,801	619,129
AMAG Pharmaceuticals, Inc. (a)	3,886	80,518
Amicus Therapeutics, Inc. (a)	12,628	42,178
Ampio Pharmaceuticals, Inc. (a)	8,902	74,332
Anacor Pharmaceuticals, Inc. (a)	5,912	104,820
ANI Pharmaceuticals, Inc. (a)	2,161	74,425
Anthera Pharmaceuticals, Inc. (a)	6,316	21,411
Apricus Biosciences, Inc. (a)(b)	11,257	25,328
ARCA Biopharma, Inc. (a)	10,078	14,714
Arena Pharmaceuticals, Inc. (a)	36,143	211,798
Ariad Pharmaceuticals, Inc. (a)(b)	32,458	206,757
Arqule, Inc. (a)	20,616	31,955
Array BioPharma, Inc. (a)	21,612	98,551
Auxilium Pharmaceuticals, Inc. (a)	7,713	154,723
AVANIR Pharmaceuticals, Inc. (a)	28,877	162,866
AVEO Pharmaceuticals, Inc. (a)	21,112	38,635
BioCryst Pharmaceuticals, Inc. (a)	11,420	145,605
Biodel, Inc. (a)	5,801	12,530
BioDelivery Sciences International, Inc. (a)	7,612	91,877
BioMarin Pharmaceutical, Inc. (a)	22,312	1,388,030
Biota Pharmaceuticals, Inc. (a)	9,894	28,198

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	21

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Biotime, Inc. (a)(b)	14,244	$43,444
CASI Pharmaceuticals, Inc. (a)	7,740	13,932
Cel-Sci Corp. (a)	14,672	18,193
Celldex Therapeutics, Inc. (a)	14,644	238,990
Cerus Corp. (a)	14,468	60,042
Charles River Laboratories International, Inc. (a)	7,787	416,760
Cleveland Biolabs, Inc. (a)	20,827	10,007
Clovis Oncology, Inc. (a)	4,992	206,719
Columbia Laboratories, Inc. (a)	4,676	32,031
Corcept Therapeutics, Inc. (a)	18,449	51,657
Coronado Biosciences, Inc. (a)(b)	14,758	25,384
CTI BioPharma Corp. (a)	30,486	85,666
Cubist Pharmaceuticals, Inc. (a)	11,951	834,419
Cumberland Pharmaceuticals, Inc. (a)	4,500	20,250
Curis, Inc. (a)	24,444	45,466
Cytokinetics, Inc. (a)	8,226	39,320
Cytori Therapeutics, Inc. (a)(b)	19,551	46,727
CytRx Corp. (a)	9,758	40,788
Dendreon Corp. (a)(b)	32,515	74,784
Depomed, Inc. (a)	10,053	139,737
Discovery Laboratories, Inc. (a)	22,340	39,765
Durect Corp. (a)	21,132	38,460
Dyax Corp. (a)	23,162	222,355
Dynavax Technologies Corp. (a)	52,460	83,936
Emergent Biosolutions, Inc. (a)	5,699	128,000
Endo International PLC (a)	21,089	1,476,652
Endocyte, Inc. (a)(b)	6,241	41,128
Enzo Biochem, Inc. (a)	8,028	42,147
Enzon Pharmaceuticals, Inc.	19,966	20,765
Exact Sciences Corp. (a)	14,169	241,298
Exelixis, Inc. (a)	33,152	112,385
Furiex Pharmaceuticals, Inc. (a)	1,592	169,039
Galena Biopharma, Inc. (a)(b)	24,162	73,936
Genomic Health, Inc. (a)	3,722	101,983
GenVec, Inc. (a)	8,267	21,246
Geron Corp. (a)	29,051	93,254
GTx, Inc. (a)(b)	17,845	24,626
Halozyme Therapeutics, Inc. (a)	17,679	174,669
Harvard Bioscience, Inc. (a)	7,017	31,927
Hemispherx Biopharma, Inc. (a)	9,683	3,002
Idenix Pharmaceuticals, Inc. (a)	19,881	479,132
Idera Pharmaceuticals, Inc. (a)	15,573	45,162
Illumina, Inc. (a)	19,281	3,442,430
Immunogen, Inc. (a)	14,686	174,029
Immunomedics, Inc. (a)	18,403	67,171
Impax Laboratories, Inc. (a)	10,467	313,905
Incyte Corp. Ltd. (a)	23,106	1,304,103
Infinity Pharmaceuticals, Inc. (a)	8,109	103,309
Inovio Pharmaceuticals, Inc. (a)(b)	9,511	102,814
Insmed, Inc. (a)	6,623	132,328
Intercept Pharmaceuticals, Inc. (a)	1,891	447,467
Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
InterMune, Inc. (a)	15,261	$673,773
Ironwood Pharmaceuticals, Inc. (a)	19,957	305,941
Isis Pharmaceuticals, Inc. (a)	18,200	626,990
Jazz Pharmaceuticals PLC (a)	8,204	1,206,070
Keryx Biopharmaceuticals, Inc. (a)(b)	15,190	233,622
Lannett Co., Inc. (a)	4,498	223,191
Lexicon Pharmaceuticals, Inc. (a)	46,663	75,127
Ligand Pharmaceuticals, Inc., Class B (a)	3,561	221,815
Luminex Corp. (a)	7,451	127,785
Mallinckrodt PLC (a)	8,810	704,976
MannKind Corp. (a)(b)	37,112	407,861
The Medicines Co. (a)	10,340	300,480
Medivation, Inc. (a)	11,862	914,323
Momenta Pharmaceuticals, Inc. (a)	8,706	105,168
Myriad Genetics, Inc. (a)(b)	11,972	465,950
Nanosphere, Inc. (a)	18,468	29,179
Nektar Therapeutics (a)	20,082	257,451
Neuralstem, Inc. (a)(b)	19,434	82,011
Neurocrine Biosciences, Inc. (a)	12,471	185,070
Novavax, Inc. (a)	40,479	187,013
NPS Pharmaceuticals, Inc. (a)	15,426	509,829
OncoGenex Pharmaceutical, Inc. (a)	6,083	22,690
Oncothyreon, Inc. (a)	17,944	58,139
Opko Health, Inc. (a)(b)	36,184	319,867
Orexigen Therapeutics, Inc. (a)	18,080	111,734
Osiris Therapeutics, Inc. (a)	4,272	66,729
OXiGENE, Inc. (a)	5,610	14,530
Pacific Biosciences of California, Inc. (a)	10,142	62,678
Pacira Pharmaceuticals, Inc. (a)	5,611	515,426
Pain Therapeutics, Inc. (a)	8,736	50,232
Palatin Technologies, Inc. (a)(b)	16,279	16,116
PDL BioPharma, Inc.	26,549	256,994
Peregrine Pharmaceuticals, Inc. (a)(b)	36,863	69,302
Pernix Therapeutics Holdings (a)	4,089	36,719
Pharmacyclics, Inc. (a)	10,524	944,108
Pozen, Inc. (a)	7,071	58,901
Prestige Brands Holdings, Inc. (a)	8,670	293,826
Progenics Pharmaceuticals, Inc. (a)	14,832	63,926
Puma Biotechnology, Inc. (a)	3,433	226,578
Questcor Pharmaceuticals, Inc.	8,608	796,154
Quintiles Transnational Holdings, Inc. (a)	8,004	426,533
Raptor Pharmaceutical Corp. (a)	13,271	153,280
Repligen Corp. (a)	6,758	154,015
Repros Therapeutics, Inc. (a)	5,171	89,458

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	22

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (concluded)
Rexahn Pharmaceuticals, Inc. (a)(b)	36,171	$31,469
Rigel Pharmaceuticals, Inc. (a)	16,778	60,904
Sagent Pharmaceuticals, Inc. (a)	3,816	98,682
Salix Pharmaceuticals Ltd. (a)	9,811	1,210,187
Sangamo Biosciences, Inc. (a)	11,425	174,460
Sarepta Therapeutics, Inc. (a)	6,277	186,992
Sciclone Pharmaceuticals, Inc. (a)	11,817	62,157
Seattle Genetics, Inc. (a)	17,486	668,839
Sequenom, Inc. (a)(b)	22,329	86,413
SIGA Technologies, Inc. (a)(b)	12,671	35,732
Spectrum Pharmaceuticals, Inc. (a)	11,101	90,251
StemCells, Inc. (a)	19,530	39,646
Sucampo Pharmaceuticals, Inc., Class A (a)	4,619	31,871
Synageva BioPharma Corp. (a)	3,388	355,062
Synta Pharmaceuticals Corp. (a)(b)	15,752	64,426
Targacept, Inc. (a)	9,088	40,987
Techne Corp.	5,373	497,379
Telik, Inc. (a)	6,927	10,183
Theravance Biopharma, Inc. (a)(b)	3,972	126,627
Theravance, Inc. (a)(b)	12,783	380,678
Threshold Pharmaceuticals, Inc. (a)	13,952	55,250
Transcept Pharmaceuticals, Inc.	9,922	19,745
Trubion Pharmaceuticals, Inc.	3,113	—
United Therapeutics Corp. (a)	7,038	622,793
Vanda Pharmaceuticals, Inc. (a)	6,448	104,329
Venaxis, Inc. (a)	6,479	14,448
Ventrus Biosciences, Inc. (a)	6,886	9,021
Vical, Inc. (a)	29,769	36,318
Vivus, Inc. (a)(b)	17,507	93,137
XenoPort, Inc. (a)	11,650	56,270
XOMA Corp. (a)	14,458	66,362
Zalicus, Inc. (a)	8,168	9,965
ZIOPHARM Oncology, Inc. (a)	21,202	85,444

		36,575,744

Real Estate Investment & Services — 1.0%
Alexander & Baldwin, Inc.	6,845	283,725
Altisource Portfolio Solutions SA (a)	2,622	300,429
American Realty Investors, Inc. (a)	1,631	11,009
AV Homes, Inc. (a)	2,544	41,594
BBX Capital Corp. (a)	1,716	30,888
CareTrust REIT, Inc. (a)	4,763	94,308
Columbia Property Trust, Inc.	19,040	495,231
Consolidated-Tomoka Land Co.	1,356	62,240
Forest City Enterprises, Inc., Class A (a)	24,288	482,603
Forestar Group, Inc. (a)	5,654	107,935
Common Stocks	Shares	Value

Real Estate Investment & Services (concluded)
Gaming and Leisure Properties, Inc.	14,362	$487,877
HFF, Inc., Class A	5,529	205,624
The Howard Hughes Corp. (a)	4,827	761,846
Jones Lang LaSalle, Inc.	6,765	855,028
Kennedy-Wilson Holdings, Inc.	10,998	294,966
Maui Land & Pineapple Co., Inc. (a)	6,225	42,704
Move, Inc. (a)	7,752	114,652
Nationstar Mortgage Holdings, Inc. (a)(b)	3,601	130,716
Realogy Holdings Corp. (a)	22,337	842,328
Reis, Inc.	1,837	38,724
The St. Joe Co. (a)(b)	13,831	351,722
Tejon Ranch Co. (a)	2,659	85,593
Transcontinental Realty Investors, Inc. (a)	393	5,596
Trulia, Inc. (a)	5,649	267,650
Zillow, Inc. Class A (a)	3,855	550,995
ZipRealty, Inc. (a)	3,190	9,666

		6,955,649

Real Estate Investment Trusts (REITs) — 8.5%
Acadia Realty Trust	8,458	237,585
Agree Realty Corp.	3,375	102,026
Alexander's, Inc.	344	127,098
Alexandria Real Estate Equities, Inc.	10,646	826,555
Altisource Residential Corp.	9,073	236,170
American Assets Trust, Inc.	5,207	179,902
American Campus Communities, Inc.	15,864	606,639
American Capital Agency Corp.	56,369	1,319,598
American Capital Mortgage Investment Corp.	9,236	184,905
American Homes 4 Rent, Class A	8,958	159,094
American Realty Capital Properties, Inc.	141,081	1,767,745
Annaly Capital Management, Inc.	138,586	1,584,038
Anworth Mortgage Asset Corp.	19,542	100,837
Apollo Commercial Real Estate Finance, Inc.	8,159	134,542
Apollo Residential Mortgage, Inc.	5,765	96,391
Arbor Realty Trust, Inc.	9,585	66,616
Arlington Asset Investment Corp.	1,883	51,462
ARMOUR Residential REIT, Inc.	59,489	257,587
Ashford Hospitality Prime, Inc.	3,025	51,909
Ashford Hospitality Trust, Inc.	12,545	144,769
Associated Estates Realty Corp.	10,239	184,507
Aviv REIT, Inc.	4,511	127,075
BioMed Realty Trust, Inc.	29,081	634,838
Blackstone Mortgage Trust, Inc., Class A	7,489	217,181

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	23

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Brandywine Realty Trust	23,241	$362,560
BRT Realty Trust (a)	3,601	26,575
Camden Property Trust	12,650	900,048
Campus Crest Communities, Inc.	10,740	93,008
Capstead Mortgage Corp.	13,114	172,449
CBL & Associates Properties, Inc.	25,753	489,307
Cedar Realty Trust, Inc.	12,109	75,681
Chambers Street Properties	36,585	294,143
Chatham Lodging Trust	5,995	131,291
Chesapeake Lodging Trust	8,583	259,464
Chimera Investment Corp.	167,487	534,284
CIM Commercial Trust Corp.	2,227	48,237
Colony Financial, Inc.	14,537	337,549
CommonWealth REIT	16,555	435,728
Coresite Realty Corp.	3,504	115,877
Corporate Office Properties Trust	13,407	372,849
Cousins Properties, Inc.	27,054	336,822
CubeSmart	19,811	362,938
CyrusOne, Inc.	3,296	82,070
CYS Investments, Inc.	27,099	244,433
DCT Industrial Trust, Inc.	47,705	391,658
DDR Corp.	43,400	765,142
DiamondRock Hospitality Co.	28,241	362,050
Digital Realty Trust, Inc.	20,186	1,177,248
Douglas Emmett, Inc.	20,008	564,626
Duke Realty Corp.	49,363	896,432
DuPont Fabros Technology, Inc.	10,020	270,139
EastGroup Properties, Inc.	4,779	306,955
Education Realty Trust, Inc.	17,065	183,278
Empire State Realty Trust, Inc., Class A	14,404	237,666
EPR Properties	8,521	476,068
Equity Lifestyle Properties, Inc.	12,725	561,936
Equity One, Inc.	8,953	211,201
Excel Trust, Inc.	11,118	148,203
Extra Space Storage, Inc.	16,748	891,831
Federal Realty Investment Trust	9,967	1,205,210
FelCor Lodging Trust, Inc. (a)	19,363	203,505
First Industrial Realty Trust, Inc.	15,801	297,691
First Potomac Realty Trust	10,450	137,104
Franklin Street Properties Corp.	14,004	176,170
Geo Group, Inc.	10,503	375,272
Getty Realty Corp.	4,945	94,351
Gladstone Commercial Corp.	6,637	118,603
Glimcher Realty Trust	23,212	251,386
Government Properties Income Trust	8,160	207,182
Gramercy Property Trust, Inc.	16,896	102,221
Hatteras Financial Corp.	14,923	295,625
Healthcare Realty Trust, Inc.	14,365	365,158
Healthcare Trust of America, Inc., Class A	25,818	310,849
Hersha Hospitality Trust	30,134	202,199
Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties, Inc.	13,243	$555,544
Home Properties, Inc.	8,866	567,069
Hospitality Properties Trust	22,405	681,112
Hudson Pacific Properties, Inc.	9,641	244,303
Inland Real Estate Corp.	13,981	148,618
Invesco Mortgage Capital, Inc.	19,909	345,620
Investors Real Estate Trust	18,496	170,348
iStar Financial, Inc. (a)	11,816	177,004
Kilroy Realty Corp.	12,656	788,216
Kite Realty Group Trust	24,441	150,068
LaSalle Hotel Properties	15,451	545,266
Lexington Realty Trust	29,464	324,399
Liberty Property Trust	21,892	830,364
LTC Properties, Inc.	5,603	218,741
Mack-Cali Realty Corp.	12,852	276,061
Medical Properties Trust, Inc.	26,239	347,404
MFA Financial, Inc.	52,191	428,488
Mid-America Apartment Communities, Inc.	11,511	840,879
Monmouth Real Estate Investment Corp., Class A	11,645	116,916
National Health Investors, Inc.	4,453	278,580
National Retail Properties, Inc.	18,515	688,573
New York Mortgage Trust, Inc.	18,994	148,343
Newcastle Investment Corp.	57,147	273,734
NorthStar Realty Finance Corp.	54,237	942,639
Omega Healthcare Investors, Inc.	19,201	707,749
One Liberty Properties, Inc.	3,179	67,840
Parkway Properties, Inc.	11,089	228,988
Pebblebrook Hotel Trust	9,764	360,877
Pennsylvania Real Estate Investment Trust	10,676	200,922
PennyMac Mortgage Investment Trust (d)	10,450	229,273
Piedmont Office Realty Trust, Inc., Class A	23,343	442,116
Post Properties, Inc.	8,052	430,460
Potlatch Corp.	6,073	251,422
PS Business Parks, Inc.	2,968	247,798
RAIT Financial Trust	9,876	81,675
Ramco-Gershenson Properties Trust	11,192	186,011
Rayonier, Inc.	18,813	668,802
Realty Income Corp.	32,933	1,462,884
Redwood Trust, Inc.	12,734	247,931
Regency Centers Corp.	13,766	766,491
Resource Capital Corp.	24,290	136,753
Retail Opportunity Investments Corp.	13,711	215,674
Retail Properties of America, Inc., Class A	26,354	405,325
RLJ Lodging Trust	17,926	517,882
Rouse Properties, Inc.	5,638	96,466

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	24

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Sabra Health Care REIT, Inc.	7,937	$227,871
Saul Centers, Inc.	2,852	138,607
Senior Housing Properties Trust	30,472	740,165
Silver Bay Realty Trust Corp.	6,204	101,249
SL Green Realty Corp.	14,068	1,539,180
Sovran Self Storage, Inc.	4,831	373,195
Spirit Realty Capital, Inc.	56,368	640,340
STAG Industrial, Inc.	9,468	227,327
Starwood Property Trust, Inc.	34,796	827,101
Starwood Waypoint Residential Trust (a)	6,388	167,429
Strategic Hotels & Resorts, Inc. (a)	37,440	438,422
Sun Communities, Inc.	6,054	301,731
Sunstone Hotel Investors, Inc.	27,919	416,831
Supertel Hospitality, Inc. (a)	985	1,546
Tanger Factory Outlet Centers	15,165	530,320
Taubman Centers, Inc.	9,446	716,101
Terreno Realty Corp.	6,723	129,956
Two Harbors Investment Corp.	56,276	589,772
UDR, Inc.	37,716	1,079,809
UMH Properties, Inc.	9,986	100,160
Universal Health Realty Income Trust	1,725	75,003
Urstadt Biddle Properties, Inc., Class A	3,630	75,794
Walter Investment Management Corp. (a)	5,793	172,516
Washington Prime Group, Inc. (a)	23,415	438,797
Washington Real Estate Investment Trust	9,975	259,151
Weingarten Realty Investors	16,823	552,467
Winthrop Realty Trust	8,263	126,837
WP Carey, Inc.	9,287	598,083

		56,488,729

Software & Computer Services — 5.6%
ACI Worldwide, Inc. (a)	5,965	333,026
Acorn Energy, Inc. (a)(b)	6,017	14,200
Actuate Corp. (a)	8,413	40,130
Advent Software, Inc.	6,440	209,751
Allscripts Healthcare Solutions, Inc. (a)	24,263	389,421
American Software, Inc., Class A	5,062	50,013
Angie's List, Inc. (a)	7,923	94,601
ANSYS, Inc. (a)	13,876	1,052,078
AOL, Inc. (a)	12,544	499,126
Aspen Technology, Inc. (a)	14,185	658,184
athenahealth, Inc. (a)	5,726	716,494
Authentidate Holding Corp. (a)	13,517	8,921
Blackbaud, Inc.	6,997	250,073
Blucora, Inc. (a)	7,234	136,506
Bottomline Technologies, Inc. (a)	6,036	180,597
BroadSoft, Inc. (a)	4,796	126,566
Common Stocks	Shares	Value

Software & Computer Services (continued)
Bsquare Corp. (a)	3,375	$10,800
CACI International, Inc., Class A (a)	3,395	238,363
Cadence Design Systems, Inc. (a)	43,901	767,828
Calix, Inc. (a)	6,241	51,051
Callidus Software, Inc. (a)	7,727	92,260
CDW Corp.	12,980	413,802
CIBER, Inc. (a)	11,476	56,691
Cogent Communications Group, Inc.	7,587	262,131
CommVault Systems, Inc. (a)	6,809	334,799
Computer Programs & Systems, Inc.	1,810	115,116
Computer Task Group, Inc.	2,432	40,031
Compuware Corp.	33,584	335,504
Comverse, Inc. (a)	3,640	97,115
Concur Technologies, Inc. (a)	7,261	677,742
Cornerstone OnDemand, Inc. (a)	7,517	345,932
Crexendo, Inc. (a)	3,732	11,942
CSG Systems International, Inc.	5,270	137,600
Datalink Corp. (a)	3,986	39,860
DealerTrack Holdings, Inc. (a)	6,790	307,859
Demandware, Inc. (a)	4,556	316,050
DeVry Education Group, Inc. (c)	8,225	348,246
Digimarc Corp.	1,650	53,790
Digital River, Inc. (a)	5,923	91,392
DST Systems, Inc.	4,903	451,910
Ebix, Inc.	5,448	77,961
Envestnet, Inc. (a)	4,798	234,718
EPIQ Systems, Inc.	4,838	67,974
Equinix, Inc. (a)	7,421	1,559,078
Evolving Systems, Inc.	2,275	19,474
Fair Isaac Corp.	5,190	330,914
FalconStor Software, Inc. (a)	9,942	16,901
FireEye, Inc. (a)	5,004	202,912
Forrester Research, Inc.	1,834	69,472
Fortinet, Inc. (a)	21,109	530,469
Gartner, Inc. (a)	13,883	979,029
GSE Systems, Inc. (a)	4,471	7,422
Guidance Software, Inc. (a)	4,351	39,681
Guidewire Software, Inc. (a)	10,537	428,434
The Hackett Group, Inc.	5,104	30,471
IAC/InterActiveCorp	11,848	820,237
ICG Group, Inc. (a)	7,137	149,021
iGATE Corp. (a)	4,787	174,199
Immersion Corp. (a)	5,721	72,771
Infoblox, Inc. (a)	7,904	103,938
Informatica Corp. (a)	16,669	594,250
Innodata, Inc. (a)	3,774	12,152
Interactive Intelligence Group, Inc. (a)	2,629	147,566
Internap Network Services Corp. (a)	9,928	69,992
Internet Patents Corp. (a)	1,714	5,313

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	25

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software & Computer Services (continued)
IntraLinks Holdings, Inc. (a)	7,451	$66,239
Inuvo, Inc. (a)	12,065	10,731
Ipass, Inc. (a)	10,039	12,047
j2 Global, Inc.	7,201	366,243
The KEYW Holding Corp. (a)(b)	4,780	60,085
Leidos Holdings, Inc.	10,669	409,049
Limelight Networks, Inc. (a)	19,332	59,156
LivePerson, Inc. (a)	9,143	92,801
LogMeIn, Inc. (a)	3,729	173,846
Looksmart Ltd. (a)	3,019	5,434
Manhattan Associates, Inc. (a)	11,709	403,141
Mastech Holdings, Inc.	1,020	15,300
MedAssets, Inc. (a)	9,552	218,168
Medidata Solutions, Inc. (a)	8,016	343,165
Mentor Graphics Corp.	14,680	316,648
Merge Healthcare, Inc. (a)	15,954	36,216
Meru Networks, Inc. (a)	4,119	15,158
MicroStrategy, Inc., Class A (a)	1,418	199,399
Mitek Systems, Inc. (a)(b)	6,735	22,428
Monotype Imaging Holdings, Inc.	6,249	176,034
NCI, Inc. (a)	1,401	12,441
Netscout Systems, Inc. (a)	5,756	255,221
NetSuite, Inc. (a)	4,818	418,588
NIC, Inc.	10,231	162,161
Nuance Communications, Inc. (a)	39,699	745,150
Palo Alto Networks, Inc. (a)	7,170	601,204
PC-Tel, Inc.	3,495	28,275
PDF Solutions, Inc. (a)	4,645	98,567
Pegasystems, Inc.	5,839	123,320
Perficient, Inc. (a)	6,064	118,066
Premier, Inc., Class A (a)	4,858	140,882
Premiere Global Services, Inc. (a)	6,927	92,475
Progress Software Corp. (a)	7,977	191,767
PROS Holdings, Inc. (a)	4,336	114,644
PTC, Inc. (a)	17,845	692,386
QAD, Inc., Class A	1,149	24,497
QAD, Inc., Class B	1,021	18,531
QLIK Technologies, Inc. (a)	13,902	314,463
Quality Systems, Inc.	7,566	121,434
Rackspace Hosting, Inc. (a)	17,806	599,350
RealPage, Inc. (a)	8,197	184,269
RigNet, Inc. (a)	2,204	118,619
Rosetta Stone, Inc. (a)	3,184	30,948
Rovi Corp. (a)	15,342	367,594
Sapient Corp. (a)	17,297	281,076
Science Applications International Corp.	6,201	273,836
SciQuest, Inc. (a)	4,688	82,931
Selectica, Inc. (a)	2,985	18,925
ServiceNow, Inc. (a)	16,083	996,503
Smith Micro Software, Inc. (a)	7,292	7,584
SoftBrands, Inc. (a)	114	—
SolarWinds, Inc. (a)	10,051	388,572
Common Stocks	Shares	Value

Software & Computer Services (concluded)
Solera Holdings, Inc.	10,446	$701,449
Splunk, Inc. (a)	13,876	767,759
SPS Commerce, Inc. (a)	2,803	177,122
SS&C Technologies Holdings, Inc. (a)	9,629	425,794
Support.com, Inc. (a)	10,873	29,466
Synchronoss Technologies, Inc. (a)	4,820	168,507
Synopsys, Inc. (a)	23,113	897,247
Syntel, Inc. (a)	2,289	196,762
Tableau Software, Inc., Class A (a)	5,367	382,828
Tangoe, Inc. (a)	6,350	95,631
TeleCommunication Systems, Inc., Class A (a)	11,480	37,769
TeleNav, Inc. (a)	4,941	28,114
TIBCO Software, Inc. (a)	23,384	471,655
Twitter, Inc. (a)	11,787	482,913
Tyler Technologies, Inc. (a)	4,457	406,523
The Ultimate Software Group, Inc. (a)	4,334	598,829
Unisys Corp. (a)	7,575	187,406
United Online, Inc.	3,255	33,852
Unwired Planet, Inc. (a)	11,796	26,305
Vantiv, Inc., Class A (a)	21,651	727,907
VASCO Data Security International, Inc. (a)	5,401	62,652
Verint Systems, Inc. (a)	8,298	407,017
VirnetX Holding Corp. (a)(b)	6,877	121,104
Virtusa Corp. (a)	4,107	147,031
VMware, Inc., Class A (a)	12,910	1,249,817
Voltari Corp. (a)(b)	1,272	2,519
Wave Systems Corp., Class A (a)	12,658	17,848
Web.com Group, Inc. (a)	7,721	222,905
Workday, Inc., Class A (a)	5,202	467,452
Zix Corp. (a)	12,044	41,190
zulily, Inc., Class A (a)	1,988	81,409
Zynga, Inc., Class A (a)	105,804	339,631

		37,731,830

Support Services — 4.6%
ABM Industries, Inc.	7,020	189,400
Acacia Research Corp.	8,239	146,242
Advanced Emissions Solutions, Inc. (a)	3,711	85,093
The Advisory Board Co. (a)	5,558	287,904
AM Castle & Co. (a)	3,004	33,164
Amdocs Ltd.	23,417	1,084,910
AMN Healthcare Services, Inc. (a)	7,283	89,581
AMREP Corp. (a)	600	3,678
Applied Industrial Technologies, Inc.	5,953	301,996
ARC Document Solutions, Inc. (a)	7,827	45,866
Barnes Group, Inc.	6,708	258,526
Barrett Business Services, Inc.	1,189	55,883

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	26

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Support Services (continued)
Black Box Corp.	2,395	$56,139
Booz Allen Hamilton Holding Corp.	10,829	230,008
The Brink's Co.	6,746	190,372
Broadridge Financial Solutions, Inc.	17,781	740,401
Cardtronics, Inc. (a)	7,083	241,389
Cartesian, Inc. (a)	2,116	9,120
Casella Waste Systems, Inc. (a)	9,636	48,276
Cass Information Systems, Inc.	1,314	65,017
CBIZ, Inc. (a)	6,146	55,498
CDI Corp.	1,891	27,249
Cenveo, Inc. (a)	15,636	58,010
Clean Harbors, Inc. (a)	8,254	530,319
Comfort Systems USA, Inc.	5,684	89,807
Convergys Corp.	14,319	306,999
CoreLogic, Inc. (a)	13,800	418,968
The Corporate Executive Board Co.	5,159	351,947
Corrections Corp. of America	17,205	565,184
CoStar Group, Inc. (a)	4,784	756,685
CRA International, Inc. (a)	1,964	45,270
Crawford & Co., Class B	3,747	37,770
Cross Country Healthcare, Inc. (a)	5,567	36,297
Deluxe Corp.	7,636	447,317
Dice Holdings, Inc. (a)	6,055	46,079
DigitalGlobe, Inc. (a)	10,483	291,427
Document Security Systems, Inc. (a)(b)	6,643	9,101
DXP Enterprises, Inc. (a)	1,677	126,681
ENGlobal Corp. (a)	4,607	14,374
Ennis, Inc.	3,906	59,606
Euronet Worldwide, Inc. (a)	7,261	350,271
EVERTEC, Inc.	11,013	266,955
ExamWorks Group, Inc. (a)	5,411	171,691
ExlService Holdings, Inc. (a)	4,795	141,213
Exponent, Inc.	2,101	155,705
FleetCor Technologies, Inc. (a)	11,185	1,474,183
Franklin Covey Co. (a)	2,677	53,888
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	5,990	226,542
Fuel Tech, Inc. (a)	3,071	17,320
Furmanite Corp. (a)	7,007	81,561
G&K Services, Inc., Class A	2,859	148,868
Genpact Ltd. (a)	22,881	401,104
Global Cash Access Holdings, Inc. (a)	10,402	92,578
Global Payments, Inc.	11,051	805,065
Global Power Equipment Group, Inc.	2,352	38,008
GP Strategies Corp. (a)	3,185	82,428
HD Supply Holdings, Inc. (a)	15,047	427,184
Heartland Payment Systems, Inc.	5,532	227,974
Heidrick & Struggles International, Inc.	2,179	40,312
Common Stocks	Shares	Value

Support Services (continued)
Heritage-Crystal Clean, Inc. (a)	1,910	$37,493
Higher One Holdings, Inc. (a)	7,183	27,367
Hudson Global, Inc. (a)	5,103	20,055
Huron Consulting Group, Inc. (a)	3,528	249,853
ICF International, Inc. (a)	3,065	108,378
InnerWorkings, Inc. (a)	7,279	61,872
Insperity, Inc.	3,118	102,894
Jack Henry & Associates, Inc.	12,579	747,570
Kaman Corp.	3,831	163,699
Kelly Services, Inc., Class A	3,722	63,907
Kforce, Inc.	4,578	99,114
Korn/Ferry International (a)	7,608	223,447
Lawson Products, Inc. (a)	947	15,427
LifeLock, Inc. (a)	11,210	156,492
Lincoln Educational Services Corp.	5,588	25,090
LinkedIn Corp. (a)	14,869	2,549,587
Lionbridge Technologies, Inc. (a)	10,845	64,419
Manpowergroup, Inc.	11,578	982,393
MAXIMUS, Inc.	10,246	440,783
McGrath RentCorp	3,369	123,811
Metalico, Inc. (a)	7,655	9,492
Mistras Group, Inc. (a)	3,074	75,374
Mobile Mini, Inc.	6,204	297,110
ModusLink Global Solutions, Inc. (a)	9,568	35,784
Monster Worldwide, Inc. (a)	17,457	114,169
MSC Industrial Direct Co., Inc., Class A	7,104	679,427
MWI Veterinary Supply, Inc. (a)	2,061	292,641
Navigant Consulting, Inc. (a)	7,309	127,542
NeuStar, Inc., Class A (a)(b)	8,904	231,682
Odyssey Marine Exploration, Inc. (a)(b)	20,285	34,079
On Assignment, Inc. (a)	7,290	259,305
Park-Ohio Holdings Corp.	1,596	92,744
Perma-Fix Environmental Services (a)	1,637	7,530
PowerSecure International, Inc. (a)	3,462	33,720
PRGX Global, Inc. (a)	6,115	39,075
Quad/Graphics, Inc.	3,688	82,501
Rentrak Corp. (a)	1,931	101,281
Resources Connection, Inc.	5,694	74,648
RPX Corp. (a)	6,187	109,819
RR Donnelley & Sons Co.	30,534	517,857
Schnitzer Steel Industries, Inc., Class A	3,674	95,781
ServiceSource International, Inc. (a)	10,518	61,004
Sharps Compliance Corp. (a)	3,560	15,664
The Standard Register Co. (a)	2,919	16,463
StarTek, Inc. (a)	3,340	25,785
Swisher Hygiene, Inc. (a)	4,262	18,327
Sykes Enterprises, Inc. (a)	5,857	127,273

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	27

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Support Services (concluded)
Team, Inc. (a)	3,018	$123,798
TeleTech Holdings, Inc. (a)	2,889	83,752
Tetra Tech, Inc.	9,437	259,517
Towers Watson & Co., Class A	9,616	1,002,276
TrueBlue, Inc. (a)	6,199	170,906
UniFirst Corp.	2,188	231,928
United Rentals, Inc. (a)	14,626	1,531,781
United Stationers, Inc.	5,818	241,272
Universal Technical Institute, Inc.	3,377	40,997
URS Corp.	10,865	498,160
US Ecology, Inc.	3,122	152,822
Verisk Analytics, Inc., Class A (a)	22,420	1,345,648
Viad Corp.	3,107	74,071
WageWorks, Inc. (a)	4,832	232,951
Waste Connections, Inc.	18,225	884,824
WEX, Inc. (a)	5,771	605,782

		30,960,616

Technology Hardware & Equipment — 4.8%
3D Systems Corp. (a)(b)	15,417	921,937
ADTRAN, Inc.	8,627	194,625
Advanced Energy Industries, Inc. (a)	5,935	114,249
Advanced Micro Devices, Inc. (a)	96,273	403,384
Agilysys, Inc. (a)	3,119	43,916
Alliance Fiber Optic Products, Inc.	2,653	48,019
Amkor Technology, Inc. (a)	20,119	224,930
Amtech Systems, Inc. (a)	2,148	26,270
ANADIGICS, Inc. (a)	19,442	15,732
Applied Micro Circuits Corp. (a)	11,676	126,218
ARRIS Group, Inc. (a)	18,017	586,093
Aruba Networks, Inc. (a)	16,990	297,665
Atmel Corp. (a)	63,700	596,869
Aviat Networks, Inc. (a)	15,750	20,160
Aware, Inc. (a)	4,713	30,917
Axcelis Technologies, Inc. (a)	19,244	38,488
AXT, Inc. (a)	4,192	8,971
Brocade Communications Systems, Inc.	67,206	618,295
Brooks Automation, Inc.	9,688	104,340
Cabot Microelectronics Corp. (a)	3,558	158,865
CalAmp Corp. (a)(b)	5,523	119,628
Cavium, Inc. (a)	8,042	399,366
Ceva, Inc. (a)	4,009	59,213
Ciena Corp. (a)	16,392	355,051
Cirrus Logic, Inc. (a)	9,686	220,260
Clearfield, Inc. (a)	2,370	39,792
Cohu, Inc.	3,077	32,924
CommScope Holding Co., Inc. (a)	12,379	286,326
Comtech Telecommunications Corp.	2,512	93,773
Concurrent Computer Corp.	3,805	28,385
Cray, Inc. (a)	6,296	167,474
Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Cree, Inc. (a)	18,130	$905,593
CVD Equipment Corp. (a)(b)	1,397	16,918
Cypress Semiconductor Corp. (a)	21,268	232,034
Dataram Corp. (a)	2,046	5,872
Diebold, Inc.	9,782	392,943
Digi International, Inc. (a)	4,719	44,453
Diodes, Inc. (a)	5,275	152,764
Dot Hill Systems Corp. (a)	12,021	56,499
DSP Group, Inc. (a)	3,838	32,585
Dycom Industries, Inc. (a)	5,349	167,477
EchoStar Corp., Class A (a)	6,098	322,828
Electronics for Imaging, Inc. (a)	7,503	339,136
Emcore Corp. (a)	4,946	20,378
Emulex Corp. (a)	14,355	81,823
Entegris, Inc. (a)	20,983	288,411
Entropic Communications, Inc. (a)	15,197	50,606
Exar Corp. (a)	7,831	88,490
Extreme Networks, Inc. (a)	15,559	69,082
Fairchild Semiconductor International, Inc. (a)	18,731	292,204
Finisar Corp. (a)	14,897	294,216
FormFactor, Inc. (a)	8,934	74,331
Freescale Semiconductor Ltd. (a)	14,909	350,361
Fusion-io, Inc. (a)	15,152	171,218
GSI Technology, Inc. (a)	4,254	25,354
Harmonic, Inc. (a)	15,600	116,376
Hittite Microwave Corp.	4,649	362,390
Hutchinson Technology, Inc. (a)	7,941	19,852
ID Systems, Inc. (a)	3,541	19,263
Identiv, Inc. (a)	1,928	21,343
Ikanos Communications, Inc. (a)	15,913	6,763
Imation Corp. (a)	6,548	22,525
Infinera Corp. (a)	18,795	172,914
Infosonics Corp. (a)	3,600	8,532
Ingram Micro, Inc., Class A (a)	23,025	672,560
Inphi Corp. (a)	3,982	58,456
Insight Enterprises, Inc. (a)	6,078	186,838
Integrated Device Technology, Inc. (a)	20,792	321,444
Integrated Silicon Solution, Inc. (a)	4,637	68,488
InterDigital, Inc.	6,324	302,287
International Rectifier Corp. (a)	10,601	295,768
Intersil Corp., Class A	18,990	283,900
InvenSense, Inc. (a)	8,293	188,168
Ixia (a)	9,113	104,162
IXYS Corp.	3,911	48,184
JDS Uniphase Corp. (a)	35,369	441,051
Kopin Corp. (a)	11,813	38,510
Kulicke & Soffa Industries, Inc. (a)	11,452	163,305
KVH Industries, Inc. (a)	2,945	38,373
Lantronix, Inc. (a)	5,337	10,514
Lattice Semiconductor Corp. (a)	18,197	150,125

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	28

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Lexmark International, Inc., Class A (c)	9,295	$447,647
Loral Space & Communications, Inc. (a)	2,155	156,647
LRAD Corp. (a)	8,678	17,877
Marvell Technology Group Ltd.	60,629	868,814
Mattson Technology, Inc. (a)	11,678	25,575
Maxim Integrated Products, Inc.	41,416	1,400,275
MaxLinear, Inc., Class A (a)	5,193	52,293
Mercury Systems, Inc. (a)	5,778	65,523
Micrel, Inc.	6,402	72,215
MICROS Systems, Inc. (a)	11,415	775,078
Microsemi Corp. (a)	14,005	374,774
MKS Instruments, Inc.	7,933	247,827
Monolithic Power Systems, Inc.	5,208	220,559
MoSys, Inc. (a)	9,572	30,056
Nanometrics, Inc. (a)	4,363	79,625
NCR Corp. (a)	25,185	883,742
NeoPhotonics Corp. (a)	4,610	19,178
NETGEAR, Inc. (a)	5,974	207,716
Netlist, Inc. (a)	10,122	13,057
Novatel Wireless, Inc. (a)	6,199	11,840
Oclaro, Inc. (a)	19,536	42,979
OmniVision Technologies, Inc. (a)	8,340	183,313
ON Semiconductor Corp. (a)	67,483	616,795
Oplink Communications, Inc. (a)	3,237	54,932
Optical Cable Corp.	1,750	7,000
Overland Storage, Inc. (a)	2,720	13,192
PAR Technology Corp. (a)	2,477	10,403
Parkervision, Inc. (a)(b)	17,069	25,262
PC Connection, Inc.	2,523	52,176
Pendrell Corp. (a)	25,170	44,299
Pericom Semiconductor Corp. (a)	3,697	33,421
Photronics, Inc. (a)	9,259	79,627
Pixelworks, Inc. (a)	3,290	24,905
Plantronics, Inc.	6,513	312,950
PLX Technology, Inc. (a)	7,293	47,186
PMC - Sierra, Inc. (a)	30,983	235,781
Polycom, Inc. (a)	24,303	304,517
Power Integrations, Inc.	4,528	260,541
Preformed Line Products Co.	401	21,586
Procera Networks, Inc. (a)	4,723	47,655
Pulse Electronics Corp. (a)	1,702	4,255
QLogic Corp. (a)	13,407	135,277
Quantum Corp. (a)	46,623	56,880
QuickLogic Corp. (a)(b)	9,826	50,800
Qumu Corp. (a)	2,149	30,064
Radisys Corp. (a)	7,155	24,971
Rambus, Inc. (a)	17,718	253,367
RF Micro Devices, Inc. (a)	42,668	409,186
Riverbed Technology, Inc. (a)	24,672	508,983
Rudolph Technologies, Inc. (a)	5,897	58,262
ScanSource, Inc. (a)	4,292	163,439
Common Stocks	Shares	Value

Technology Hardware & Equipment (concluded)
Seachange International, Inc. (a)	5,030	$40,290
Semtech Corp. (a)	10,344	270,496
ShoreTel, Inc. (a)	10,755	70,123
Sigma Designs, Inc. (a)	6,824	31,254
Silicon Graphics International Corp. (a)	5,817	55,960
Silicon Image, Inc. (a)	12,222	61,599
Silicon Laboratories, Inc. (a)	5,876	289,393
Skyworks Solutions, Inc.	28,302	1,329,062
Sonic Foundry, Inc. (a)	2,214	23,734
Sonus Networks, Inc. (a)	42,059	150,992
Spansion, Inc., Class A (a)	7,633	160,827
SunEdison, Inc. (a)	37,043	837,172
Super Micro Computer, Inc. (a)	5,514	139,339
Superconductor Technologies, Inc. (a)	2,902	8,387
Synaptics, Inc. (a)	5,533	501,511
SYNNEX Corp. (a)	3,972	289,360
Systemax, Inc. (a)	1,844	26,498
Tech Data Corp. (a)	5,693	355,926
Teradyne, Inc.	29,249	573,280
Tessera Technologies, Inc.	7,127	157,364
Transact Technologies, Inc.	2,692	27,889
TriQuint Semiconductor, Inc. (a)	25,791	407,756
Ultra Clean Holdings, Inc. (a)	5,086	46,028
Ultratech, Inc. (a)	4,365	96,816
USA Technologies, Inc. (a)	8,836	18,644
VeriFone Systems, Inc. (a)	17,081	627,727
ViaSat, Inc. (a)	6,520	377,899
Vitesse Semiconductor Corp. (a)	12,786	44,112
VOXX International Corp. (a)	4,073	38,327
West Corp.	3,886	104,145
Westell Technologies, Inc., Class A (a)	11,425	27,991
Xcerra Corp. (a)	8,384	76,294
Zhone Technologies, Inc. (a)	5,380	16,678

		32,346,997

Tobacco — 0.1%
Alliance One International, Inc. (a)	13,572	33,930
Rock Creek Pharmaceuticals, Inc. (a)(b)	26,933	15,891
Schweitzer-Mauduit International, Inc.	4,788	209,044
Universal Corp.	3,104	171,806
Vector Group Ltd.	10,308	213,169

		643,840

Travel & Leisure — 5.4%
Alaska Air Group, Inc.	10,314	980,346
Allegiant Travel Co.	2,114	248,966
Ambassadors Group, Inc. (a)	4,485	20,676
American Airlines Group, Inc. (a)	108,199	4,648,229

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	29

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Travel & Leisure (continued)
Avis Budget Group, Inc. (a)	16,275	$971,455
Bally Technologies, Inc. (a)	5,989	393,597
Belmond Ltd., Class A (a)	15,036	218,623
Biglari Holdings, Inc. (a)	247	104,474
BJ's Restaurants, Inc. (a)	4,134	144,318
Bloomin' Brands, Inc. (a)	11,697	262,364
Bob Evans Farms, Inc.	4,018	201,101
Boyd Gaming Corp. (a)	12,757	154,742
Bravo Brio Restaurant Group, Inc. (a)	3,909	61,019
Brinker International, Inc.	10,322	502,165
Buffalo Wild Wings, Inc. (a)	2,972	492,490
Burger King Worldwide, Inc.	10,056	273,724
Carmike Cinemas, Inc. (a)	3,932	138,131
Carrols Restaurant Group, Inc. (a)	7,875	56,070
Century Casinos, Inc. (a)	8,083	46,801
The Cheesecake Factory, Inc.	7,119	330,464
Choice Hotels International, Inc.	5,745	270,647
Churchill Downs, Inc.	1,975	177,967
Cinemark Holdings, Inc.	15,692	554,869
Cosi, Inc. (a)	9,904	11,291
Cracker Barrel Old Country Store, Inc.	3,579	356,361
Denny's Corp. (a)	15,736	102,599
DineEquity, Inc.	2,642	210,013
Domino's Pizza, Inc.	8,718	637,199
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	9,475
Dover Motorsports, Inc.	2,127	6,147
Dunkin' Brands Group, Inc.	16,515	756,552
Einstein Noah Restaurant Group, Inc.	2,916	46,831
Empire Resorts, Inc. (a)	4,635	33,187
Entertainment Gaming Asia, Inc. (a)	3,165	2,437
Famous Dave's Of America, Inc. (a)	1,689	48,474
Fiesta Restaurant Group, Inc. (a)	4,111	190,792
Full House Resorts, Inc. (a)	9,026	12,727
Gaming Partners International Corp. (a)	1,026	8,372
Hawaiian Holdings, Inc. (a)	8,535	117,015
Hertz Global Holdings, Inc. (a)	68,591	1,922,606
Hilton Worldwide Holdings, Inc. (a)	18,961	441,791
HomeAway, Inc. (a)	10,049	349,906
Hyatt Hotels Corp., Class A (a)	8,874	541,137
International Game Technology	36,301	577,549
International Speedway Corp., Class A	3,616	120,340
Interval Leisure Group, Inc.	6,112	134,097
Isle of Capri Casinos, Inc. (a)	6,156	52,695
Jack in the Box, Inc.	6,471	387,225
Jamba, Inc. (a)	3,820	46,222
Common Stocks	Shares	Value

Travel & Leisure (continued)
JetBlue Airways Corp. (a)	33,856	$367,338
Krispy Kreme Doughnuts, Inc. (a)	10,678	170,634
Las Vegas Sands Corp.	57,968	4,418,321
Life Time Fitness, Inc. (a)	5,819	283,618
Luby's, Inc. (a)	5,639	33,157
The Madison Square Garden Co., Class A (a)	9,390	586,405
The Marcus Corp.	3,675	67,069
Marriott Vacations Worldwide Corp. (a)	5,152	302,062
MGM Resorts International (a)	50,649	1,337,134
Monarch Casino & Resort, Inc. (a)	3,046	46,116
Morgans Hotel Group Co. (a)	9,009	71,441
MTR Gaming Group, Inc. (a)	6,616	35,396
Multimedia Games Holding Co., Inc. (a)	4,756	140,968
Norwegian Cruise Line Holdings Ltd. (a)	13,746	435,748
Orbitz Worldwide, Inc. (a)	9,354	83,251
Panera Bread Co., Class A (a)	4,045	606,062
Papa John's International, Inc.	5,127	217,334
Penn National Gaming, Inc. (a)	11,982	145,461
Pinnacle Entertainment, Inc. (a)	8,495	213,904
Popeyes Louisiana Kitchen, Inc. (a)	4,017	175,583
Premier Exhibitions, Inc. (a)	8,491	6,878
Reading International, Inc., Class A (a)	6,261	53,406
Red Lion Hotels Corp. (a)	7,412	40,618
Red Robin Gourmet Burgers, Inc. (a)	2,150	153,080
Regal Entertainment Group, Class A	12,932	272,865
Republic Airways Holdings, Inc. (a)	7,388	80,086
Rick's Cabaret International, Inc. (a)	3,176	32,427
Royal Caribbean Cruises Ltd.	24,169	1,343,796
Ruby Tuesday, Inc. (a)	10,132	76,902
Ruth's Hospitality Group, Inc.	6,152	75,977
Ryman Hospitality Properties	7,741	372,729
Scientific Games Corp., Class A (a)	7,878	87,603
SeaWorld Entertainment, Inc.	9,734	275,764
Six Flags Entertainment Corp.	14,321	609,359
SkyWest, Inc.	6,187	75,605
Sonic Corp. (a)	8,547	188,718
Speedway Motorsports, Inc.	1,363	24,875
Spirit Airlines, Inc. (a)	11,136	704,241
Steiner Leisure Ltd. (a)	2,066	89,437
Texas Roadhouse, Inc.	8,954	232,804
Town Sports International Holdings, Inc.	5,436	36,149
Travelzoo, Inc. (a)	2,406	46,556

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	30

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Travel & Leisure (concluded)
United Continental Holdings, Inc. (a)	56,046	$2,301,809
Vail Resorts, Inc.	5,362	413,839
The Wendy's Co.	42,087	359,002
World Wrestling Entertainment, Inc.	4,661	55,606

		36,123,411

Total Common Stocks — 97.6%		652,075,602

Other Interests (e)	Beneficial Interest (000)

Fixed Line Telecommunications — 0.0%
Primus Telecommunications Group, Inc.	$29	—

Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA	3	—

Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)	4	—

Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	—

Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—

Total Other Interests — 0.0%		—

Rights — 0.0%	Shares

Technology Hardware & Equipment — 0.0%
Leap Wireless, CVR (a)	8,850	22,302

Warrants (f)	Shares	Value

Automobiles & Parts — 0.0%
Federal-Mogul Corp., Class A, (Issued 12/27/07, 1 Share for 1 Warrant, Expires 12/27/14, Strike Price $45.82)	249	—

Oil & Gas Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrants, Expires 4/15/16, Strike Price $8.50)	2,485	—

Total Warrants — 0.0%		—

Total Long-Term Investments (Cost — $393,731,236) — 97.6%		$652,097,904

Short-Term Securities

Money-Market Funds
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.05% (d)(g)	13,551,357	13,551,357

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (d)(g)(h)	$6,653	6,653,127

Total Short-Term Securities (Cost — $20,204,484) — 3.0%		20,204,484

Total Investments (Cost — $413,935,720*) — 100.6%		672,302,388
Liabilities in Excess of Other Assets — (0.6)%		(4,135,186)

Net Assets — 100.0%		$668,167,202

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$416,880,796
Gross unrealized appreciation	$276,647,811
Gross unrealized depreciation	(21,226,219)
Net unrealized appreciation	$255,421,592

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.
(d)	Investments in issuers considered to be an affiliate of the Master Series during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	31

Schedule of Investments (continued)	Master Extended Market Index Series

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2014	Value at June 30, 2014	Income
BlackRock Liquidity Funds, TempCash Institutional Class	24,257,699	—	(10,706,342)[1]	13,551,357	$13,551,357	$5,000
BlackRock Liquidity Series, LLC, Money Market Series	$20,519,002	—	$(13,865,875)[1]	$6,653,127	$6,653,127	$267,636
PennyMac Mortgage Investment Trust	5,478	4,972	—	10,450	$229,273	$9,398

[1] Represents net shares/beneficial interest sold.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Warrants entitle the Master Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(g)	Represents the current yield as of report date.
(h)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.
•
For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
67	Russell 2000 Mini Index	ICE Futures US Indices	September 2014	$7,975,010	$176,499
55	S&P MidCap 400 E-Mini Index	Chicago Mercantile	September 2014	$7,861,150	127,568
Total					$304,067

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	32

Schedule of Investments (continued)	Master Extended Market Index Series

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Series has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Series’ policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Master Series' investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$10,693,138	—	—	$10,693,138
Alternative Energy	1,266,477	—	—	1,266,477
Automobiles & Parts	14,430,269	—	—	14,430,269
Banks	33,618,189	—	—	33,618,189
Beverages	460,786	—	—	460,786
Chemicals	17,423,794	—	—	17,423,794
Construction & Materials	16,424,615	—	—	16,424,615
Electricity	9,830,446	—	—	9,830,446
Electronic & Electrical Equipment	18,983,948	—	—	18,983,948
Financial Services	20,267,189	—	—	20,267,189
Fixed Line Telecommunications	3,005,998	—	—	3,005,998
Food & Drug Retailers	5,048,490	—	—	5,048,490
Food Producers	11,721,039	—	—	11,721,039
Forestry & Paper	1,808,585	—	—	1,808,585
Gas, Water & Multi-Utilities	9,795,100	—	—	9,795,100
General Industrials	8,745,193	—	—	8,745,193
General Retailers	30,078,512	—	—	30,078,512
Health Care Equipment & Services	33,636,279	—	—	33,636,279
Household Goods & Home Construction	11,373,670	—	—	11,373,670
Industrial Engineering	21,550,014	—	—	21,550,014
Industrial Metals & Mining	4,369,389	—	—	4,369,389
Industrial Transportation	9,907,903	—	—	9,907,903
Leisure Goods	5,953,166	—	—	5,953,166
Life Insurance	3,481,266	—	—	3,481,266

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	33

Schedule of Investments (concluded)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Assets (concluded) :
Investments (concluded):
Common Stocks (concluded):
Media	$27,239,841	—	—	$27,239,841
Mining	3,395,148	—	—	3,395,148
Mobile Telecommunications	5,297,455	—	—	5,297,455
Nonlife Insurance	22,000,680	—	—	22,000,680
Oil & Gas Producers	25,922,077	$7,417	—	25,929,494
Oil Equipment, Services & Distribution	18,492,616	—	—	18,492,616
Personal Goods	8,020,097	—	—	8,020,097
Pharmaceuticals & Biotechnology	36,575,744	—	—	36,575,744
Real Estate Investment & Services	6,955,649	—	—	6,955,649
Real Estate Investment Trusts (REITs)	56,488,729	—	—	56,488,729
Software & Computer Services	37,731,830	—	—	37,731,830
Support Services	30,960,616	—	—	30,960,616
Technology Hardware & Equipment	32,346,997	—	—	32,346,997
Tobacco	643,840	—	—	643,840
Travel & Leisure	36,123,411	—	—	36,123,411
Other Interests:
Fixed Line Telecommunications	—	—	—	—
Rights:
Technology Hardware & Equipment	—	—	$22,302	22,302
Warrants:
Automobiles & Parts	—	—	—	—
Short-Term Securities	13,551,357	6,653,127	—	20,204,484
Total	$665,619,542	$6,660,544	$22,302	$672,302,388

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$304,067	—	—	$304,067

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2014, collateral on securities loaned at value of $6,653,127 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended June 30, 2014.

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	34

Statement of Assets and Liabilities	Master Extended Market Index Series

June 30, 2014 (Unaudited)
Assets
Investments at value - unaffiliated (including securities loaned of $6,402,480) (cost — $393,506,553)	$651,868,631
Investments at value - affiliated (cost — $20,429,167)	20,433,757
Investments sold receivable	1,695,324
Dividends receivable	658,180
Contributions receivable from investors	255,756
Variation margin receivable on financial futures contracts	84,225
Securities lending income receivable — affiliated	48,941
Prepaid expenses	1,638
Other assets	1,253
Total assets	675,047,705

Liabilities
Collateral on securities loaned at value	6,653,127
Investments purchased payable	127,924
Investment advisory fees payable	3,855
Directors' fees payable	3,431
Other affiliates payable	1,173
Other accrued expenses payable	90,993
Total liabilities	6,880,503
Net Assets	$668,167,202

Net Assets Consist of
Investors' capital	$409,496,467
Net unrealized appreciation/depreciation	258,670,735
Net Assets	$668,167,202

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	35

Statement of Operations	Master Extended Market Index Series

Six Months Ended June 30, 2014 (Unaudited)
Investment Income
Dividends - unaffiliated	$3,925,443
Securities lending - affiliated - net	267,636
Dividends - affiliated	14,398
Foreign taxes withheld	(4,452)
Total income	4,203,025

Expenses
Investment advisory	31,527
Accounting services	69,523
Professional	42,282
Custodian	42,070
Directors	10,050
Printing	9,769
Miscellaneous	26,024
Total expenses	231,245
Less fees waived by Manager	(9,871)
Total expenses after fees waived	221,374
Net investment income	3,981,651

Realized and Unrealized Gain
Net realized gain from:
Investments	11,199,521
Financial futures contracts	1,884,647
13,084,168
Net change in unrealized appreciation/depreciation on:
Investments	22,028,664
Financial futures contracts	(583,140)
21,445,524
Total realized and unrealized gain	34,529,692
Net Increase in Net Assets Resulting from Operations	$38,511,343

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	36

Statements of Changes in Net Assets	Master Extended Market Index Series

	Six Months Ended June 30,	Year Ended December 31,
	2014	2013
Increase (Decrease) in Net Assets:	(Unaudited)
Operations
Net investment income	$3,981,651	$6,680,077
Net realized gain	13,084,168	25,765,323
Net change in unrealized appreciation/depreciation	21,445,524	127,045,647
Net increase in net assets resulting from operations	38,511,343	159,491,047

Capital Transactions
Proceeds from contributions	70,286,631	142,916,608
Value of withdrawals	(56,498,056)	(84,844,928)
Net increase in net assets derived from capital transactions	13,788,575	58,071,680

Net Assets
Total increase in net assets	52,299,918	217,562,727
Beginning of period	615,867,284	398,304,557
End of period	$668,167,202	$615,867,284

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	37

Financial Highlights	Master Extended Market Index Series

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Total Investment Return
Total investment return	6.19%	[1]	37.98%	18.04%	(3.55)%	28.65%	37.08%

Ratio to Average Net Assets
Total expenses	0.07%	[2,3]	0.07%	0.10%	0.08%	0.08%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%	[2,3]	0.06%	0.09%	0.08%	0.08%	0.10%
Net investment income	1.26%	[2,3]	1.32%	1.83%	1.29%	1.30%	1.26%

Supplemental Data
Net assets, end of period (000)	$668,167		$615,867	$398,305	$439,752	$437,426	$286,216
Portfolio turnover	3%		18%	12%	12%	15%	20%

1 Aggregate total investment return.

2 Annualized.

3 Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	38

Notes to Financial Statements (Unaudited)	Master Extended Market Index Series

1. Organization:

Master Extended Market Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Series:

Valuation: U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price.

The Series values its investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series' pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where the Series enters into certain investments (e.g., financial futures contracts) that would be “senior securities” for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Series’ future obligations under such investments or borrowings. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	39

Notes to Financial Statements (continued)	Master Extended Market Index Series

recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions.  The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings.  The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years.  Management is evaluating the impact, if any, of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series on the next business day. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on any securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. As of June 30, 2014, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of the Series’ securities lending agreements by counterparty which are subject to offset under an MSLA as of June 30, 2014:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$ 167,501	$ (167,501)	—
BNP Paribas S.A.	78,492	(78,492)	—
Citigroup Global Markets, Inc.	132,702	(132,702)	—
Credit Suisse Securities (USA) LLC	432,264	(432,264)	—
Deutsche Bank Securities, Inc.	104,115	(104,115)	—
Goldman Sachs & Co	2,570,721	(2,570,721)	—
JP Morgan Securities LLC	815,481	(815,481)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	179,018	(179,018)	—
Morgan Stanley	1,617,760	(1,617,760)	—
SG Americas Securities LLC	55,754	(55,754)
UBS Securities LLC	248,672	(248,672)	—
Total	$6,402,480	$(6,402,480)	—

1 Collateral with a value of $6,653,127 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

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Notes to Financial Statements (continued)	Master Extended Market Index Series

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities lent if the collateral received does not cover the value on the securities loaned in the event of a borrower default. The Series could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge their exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or over-the-counter.

Financial Futures Contracts: The Series purchases and/or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Series as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

The following is a summary of the Series’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2014
	Derivative Assets
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation[1]	$304,067

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2014

Net Realized Gain From
Equity contracts:
Financial futures contracts	$1,884,647

Net Change in Unrealized Appreciation/Depreciation on
$(583,140)

For the six months ended June 30, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	148
Average notional value of contracts purchased	$18,888,370

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	41

Notes to Financial Statements (continued)	Master Extended Market Index Series

bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. This amount is included in fees waived by Manager in the Statement of Operations. For the six months ended the fees waived were $9,871.

The Manager entered into a sub-advisory agreement with BIM, an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager. Effective July 1, 2014, the sub-advisory agreement between the Manager and BIM, with respect to the Series, expired.

For the six months ended June 30, 2014, the Series reimbursed the Manager $2,988 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business. The expense limitation as a percentage of average daily net assets is 0.12%. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2015 unless approved by the Board, including a majority of the Independent Directors. There were no fees waived and/or reimbursed by the Manager for the six months ended June 30, 2014.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Series is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Series.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Series retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to the securities lending agreement effective February 1, 2014, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds the aggregate securities lending income earned across the Equity-Liquidity Complex through the lending of specials only securities in the calendar year 2013, the Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income. Prior to February 1, 2014, the Series retained 65% of securities lending income and paid a fee to BIM equal to 35% of such income. The share of securities lending income earned by the Series is shown as securities lending — affiliated – net in the Statement of Operations. For the six months ended June 30, 2014, the Series paid BIM $78,752 for securities lending agent services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2014, were $50,210,032 and $19,823,872, respectively.

7. Income Tax Information:

The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

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Notes to Financial Statements (concluded)	Master Extended Market Index Series

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for each of the four years ended December 31, 2013. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

8. Bank Borrowings:

The Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Series may borrow to fund shareholder redemptions. The agreement expires in April 2015. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Series did not borrow under the credit agreement during the six months ended June 30, 2014.

9. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

As of June 30, 2014, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	43

Disclosure of Investment Advisory Agreement	Master Extended Market Index Series

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met in person on April 24, 2014 (the “April Meeting”) and May 28-30, 2014 (the “May Meeting”) to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor, on behalf of Master Extended Market Index Series (the “Portfolio”), a series of the Master LLC. At the May Meeting, it was noted that the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC with respect to the Portfolio would expire effective July 1, 2014. It was also noted that the non-renewal of the Sub-Advisory Agreement would not result in any change in the nature or quality of services provided to the Portfolio, or in the portfolio management team that serves the Portfolio.

Activities and Composition of the Board

The Board consists of fifteen individuals, thirteen of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Advisory Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Advisory Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Advisory Agreement, including the services and support provided by BlackRock to the Portfolio and its interest holders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective, policies and restrictions, and meeting new regulatory requirements; (e) the Master LLC’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the services provided to these products as compared to the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of BlackRock’s product pipeline, opportunities to consolidate funds and BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability, implementation of alternative investment strategies, investment performance, portfolio manager compensation and accountability, portfolio managers’ investments in the funds they manage, supplemental service agreements with third party distribution partners, subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties) and management fee levels and breakpoints. The Board further considered the importance of: (i) BlackRock’s management organization; (ii) marketing support for the funds; (iii) services provided to the funds by BlackRock affiliates; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Advisory Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	44

Disclosure of Investment Advisory Agreement (continued)	Master Extended Market Index Series

scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper1, as well as the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Advisory Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Portfolio to BlackRock; (g) sales and redemption data regarding the Portfolio’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Advisory Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including all the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2015. In approving the continuation of the Advisory Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the placement of Master Portfolio interests and securities lending, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A.             Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing the Portfolio’s performance and the Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Portfolio’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and

1 Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	45

Disclosure of Investment Advisory Agreement (continued)	Master Extended Market Index Series

coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.             The Investment Performance of the Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Lipper category and the gross investment performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

The Board noted that for each of the one-, three- and five-year periods reported, the Portfolio’s gross performance (before expenses and fees), as agreed upon by the Board, was within tolerance of its benchmark. BlackRock believes that gross performance relative to the benchmark is an appropriate performance metric for the Portfolio.

C.	Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

The Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2013 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Advisory Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment objectives across the open-end fund, ETF, closed-end fund and institutional account product channels, as applicable.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	46

Disclosure of Investment Advisory Agreement (concluded)	Master Extended Market Index Series

The Board noted that the Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets.

D.             Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E.             Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Advisory Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Advisory Agreement were fair and reasonable and in the best interest of the Portfolio and its interest holders. In arriving at its decision to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	47

Officers and Directors	Master Extended Market Index Series

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

David O. Beim, Director

Frank J. Fabozzi, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

Paul L. Audet, Director

Henry Gabbay, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Effective May 30, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Series and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Series. Mr. Park joined BlackRock in 2009 and is the current Global Chief Compliance Officer of the BlackRock iShares exchange traded funds.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809 Sub-Advisor BlackRock Investment Management, LLC Princeton, NJ 08540

Custodian

JPMorgan Chase Bank

Brooklyn, NY 11245

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel Sidley Austin LLP New York, NY 10019 Address of the Series 100 Bellevue Parkway Wilmington, DE 19809

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	48

Additional Information	Master Extended Market Index Series

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2014	49

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 25, 2014

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